AB Tax-Aware Fixed Income Opportunities Portfolio

Portfolio of Investments

July 31, 2026 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 103.7%
Long-Term Municipal Bonds – 97.5%
Alabama – 6.5%
Alabama Highway Authority (Alabama Highway Authority) AG Series 2025 5.00%, 09/01/2039	$2,500	$2,728,744
Black Belt Energy Gas District (Athene Annuity & Life Co.) Series 2024-A 5.25%, 05/01/2055	2,000	2,044,450
Black Belt Energy Gas District (Bank of America Corp.) Series 2026-C 5.25%, 06/01/2036	2,355	2,475,486
Black Belt Energy Gas District (Bank of Montreal) Series 2026-I 5.00%, 10/01/2033	2,450	2,563,775
Black Belt Energy Gas District (BP PLC) Series 2024-D 5.00%, 03/01/2055	3,765	3,900,311
Series 2025-E 5.00%, 12/01/2055	2,400	2,481,768
Series 2026 5.00%, 11/01/2036	2,165	2,233,908
Black Belt Energy Gas District (Canadian Imperial Bank of Commerce) Series 2026 5.00%, 06/01/2031	1,700	1,774,144
Series 2026-B 5.00%, 12/01/2034	2,000	2,099,863
Black Belt Energy Gas District (Citadel LP) Series 2025-C 5.50%, 11/01/2056(a)	2,000	2,106,247
Black Belt Energy Gas District (Forethought Life Insurance) Series 2025-B 5.00%, 10/01/2035	1,000	1,003,863
Black Belt Energy Gas District (Goldman Sachs Group) Series 2022-F 5.50%, 11/01/2053	2,000	2,079,055
Series 2023-2 5.43%, 06/01/2049(a)(b)	10,000	10,140,380
Series 2023-A 5.25%, 01/01/2054	2,000	2,093,032
Series 2025-G 5.00%, 10/01/2035	1,520	1,566,533
Series 2026-2 5.43%, 12/01/2031(a)(b)	10,000	9,973,186
Series 2026-E 5.00%, 07/01/2033	1,465	1,515,011
Series 2026-H 5.00%, 01/01/2034	1,180	1,221,194
Black Belt Energy Gas District (Morgan Stanley) Series 2022-C 5.25%, 02/01/2053	1,000	1,042,601

	Principal Amount (000)	U.S. $ Value

Black Belt Energy Gas District (National Grid North America) Series 2026-F 5.00%, 06/01/2036	$3,050	$3,113,087
Black Belt Energy Gas District (Nomura Holdings, Inc.) Series 2022-A 4.00%, 12/01/2052	1,000	1,000,972
Black Belt Energy Gas District (Pacific Life Insurance) Series 2024-C 5.00%, 05/01/2055	1,000	1,049,808
Series 2025-D 5.00%, 12/01/2055	1,000	1,039,426
Series 2026-F 5.00%, 12/01/2035	1,210	1,256,254
County of Jefferson AL Sewer Revenue (County of Jefferson AL Sewer Revenue) Series 2024 5.25%, 10/01/2049	1,000	1,032,059
Energy Southeast A Cooperative District (Goldman Sachs Group) Series 2025-A 5.00%, 11/01/2035	1,000	1,028,671
Energy Southeast A Cooperative District (Metropolitan Tower Life Insurance) Series 2026-B 5.00%, 11/01/2033	1,000	1,046,449
Energy Southeast A Cooperative District (Morgan Stanley) Series 2026 3.946% (SOFR + 1.50%), 04/01/2034(c)(d)	2,350	2,351,386
Mobile County Industrial Development Authority (ArcelorMittal SA) Series 2024 4.75%, 12/01/2054	1,000	934,264
Southeast Alabama Gas Supply District (The) (Pacific Life Insurance) Series 2024-A 5.00%, 08/01/2054	3,820	3,997,272
Southeast Energy Authority A Cooperative District (Athene Annuity & Life Co.) Series 2025-A 5.00%, 01/01/2056	1,315	1,319,965
Southeast Energy Authority A Cooperative District (BP PLC) Series 2025-F 5.25%, 11/01/2055	2,600	2,739,332
Southeast Energy Authority A Cooperative District (Deutsche Bank AG) Series 2024-A 5.00%, 11/01/2035	1,000	1,018,754
Southeast Energy Authority A Cooperative District (JPMorgan Chase & Co.) Series 2025-E 5.00%, 10/01/2030	2,300	2,437,956
Southeast Energy Authority A Cooperative District (Morgan Stanley) Series 2022-A 4.865% (SOFR + 2.42%), 01/01/2053(c)	2,000	2,040,644
5.50%, 01/01/2053	1,000	1,056,963

	Principal Amount (000)	U.S. $ Value

Southeast Energy Authority A Cooperative District (New York Life Insurance) Series 2025 5.00%, 09/01/2035	$1,000	$1,059,236
Southeast Energy Authority A Cooperative District (Royal Bank of Canada) Series 2023-B 5.00%, 01/01/2054	10,000	10,470,916
Southeast Energy Authority A Cooperative District (Sumitomo Mitsui Financial Group) Series 2023-A 5.25%, 01/01/2054	1,000	1,040,243

		96,077,208

Alaska – 0.3%
Municipality of Anchorage AK Solid Waste Services Revenue (Municipality of Anchorage AK Solid Waste Services Revenue) Series 2022-A 5.25%, 11/01/2062	4,000	4,070,833
Northern Tobacco Securitization Corp. (Northern Tobacco Securitization) Series 2021-B Zero Coupon, 06/01/2066	2,000	217,412

		4,288,245

Arizona – 2.2%
Arizona Industrial Development Authority (AZIDA 2019-2) Series 2019-2, Class A 3.625%, 05/20/2033	158	156,535
Arizona Industrial Development Authority (Equitable School Revolving Fund Obligated Group) Series 2023 5.25%, 11/01/2053	1,550	1,572,232
Series 2026 5.00%, 11/01/2031	1,000	1,070,830
Arizona Industrial Development Authority (ISF Ativo Portfolio Obligated Group) Series 2025 6.875%, 03/01/2055(a)	1,200	1,255,877
Arizona Industrial Development Authority (KIPP NYC Public Charter Schools) Series 2021-B 4.00%, 07/01/2061	1,000	744,317
Arizona Industrial Development Authority (Legacy Cares, Inc.) Series 2020 7.75%, 07/01/2050(e)(f)(g)(h)(i)	1,000	-0-
Arizona Industrial Development Authority (San Tan Valley AH I LLLP) Series 2024-A 5.68%, 01/01/2043(a)	1,000	964,507
Series 2024-B 5.68%, 01/01/2043(a)	215	207,160
Chandler Industrial Development Authority (Intel Corp.) Series 2022 5.00%, 09/01/2042	2,000	2,018,766
5.00%, 09/01/2052	3,030	3,058,971
Series 2024 4.00%, 06/01/2049	2,000	2,015,352
City of Glendale AZ (City of Glendale AZ COP) Series 2021 2.222%, 07/01/2030	1,000	915,366

	Principal Amount (000)	U.S. $ Value

City of Phoenix Civic Improvement Corp. (Phoenix Sky Harbor Intl Airport) Series 2018 5.00%, 07/01/2033	$1,310	$1,345,914
City of Tempe AZ (City of Tempe AZ COP) Series 2021 2.521%, 07/01/2036	1,000	789,329
Industrial Development Authority of the City of Phoenix Arizona (The) (Brooks West Rehabilitation Services I) Series 2024 5.00%, 10/31/2044	3,000	3,141,079
Industrial Development Authority of the City of Phoenix Arizona (The) (GreatHearts Arizona Obligated Group) Series 2014 5.00%, 07/01/2044	100	100,056
Industrial Development Authority of the County of Pima (The) (La Posada at Park Centre Obligated Group) Series 2022 6.75%, 11/15/2042(a)	1,250	1,337,981
7.00%, 11/15/2057(a)	250	265,005
Maricopa County Industrial Development Authority (Banner Health Obligated Group) Series 2026 5.00%, 01/01/2034(d)	2,675	2,921,650
Salt River Project Agricultural Improvement & Power District (Salt River Project Agricultural Improvement & Power District) Series 2023-B 5.25%, 01/01/2053	2,000	2,085,567
Series 2025-C 5.00%, 01/01/2046	1,080	1,143,095
Salt Verde Financial Corp. (Citigroup, Inc.) Series 2007 5.00%, 12/01/2032	2,000	2,083,294
5.00%, 12/01/2037	3,050	3,117,384

		32,310,267

Arkansas – 0.4%
Arkansas Development Finance Authority (Hybar LLC) Series 2026 7.375%, 07/01/2056(a)	2,040	2,104,575
7.50%, 07/01/2048(a)	1,300	1,436,273
Arkansas Development Finance Authority (United States Steel Corp.) Series 2022 5.45%, 09/01/2052	200	202,825
Arkansas Development Finance Authority (Weyerhaeuser Co.) Series 2025-C 3.875%, 10/15/2065	1,000	997,732
City of Osceola AR (Plum Point Energy Associates) Series 2026 4.875%, 04/01/2040	1,000	983,562

		5,724,967

California – 13.5%
Alameda Corridor Transportation Authority (Alameda Corridor Transportation Authority) Series 2022-A 0.00%, 10/01/2049(j)	1,000	582,586
AG Series 2024 Zero Coupon, 10/01/2053	1,000	246,793

	Principal Amount (000)	U.S. $ Value

Align Affordable Housing Bond Fund LP (Park Landing LP) Series 2022-2 5.66%, 08/01/2052	$500	$462,928
Align Affordable Housing Bond Fund LP (SHI - Lake Worth LLC) Series 2021 3.25%, 12/01/2051(a)	1,000	906,378
Align Capital Series Trust 2025-1 (Align Capital Series Trust 2025-1) Series 2025-2 5.75%, 01/01/2052(a)	1,000	1,019,818
ARC70 II Trust (ARC70 2021-1) Series 2021 4.00%, 12/01/2059	300	255,574
Burbank-Glendale-Pasadena Airport Authority Brick Campaign (Burbank-Glendale-Pasadena Airport Authority Brick Campaign) Series 2024-B 5.00%, 07/01/2033	1,000	1,091,814
5.00%, 07/01/2034	1,225	1,344,290
California Community Choice Financing Authority (Alphabet, Inc.) Series 2026 5.00%, 07/01/2035	1,555	1,680,008
California Community Choice Financing Authority (American General Life Insurance) Series 2024C 5.00%, 08/01/2055	2,800	2,877,019
California Community Choice Financing Authority (Athene Annuity & Life Co.) Series 2024G 5.00%, 11/01/2055	1,000	1,019,542
Series 2025-A 5.00%, 01/01/2056	560	565,261
California Community Choice Financing Authority (Bank of Montreal) Series 2026 5.00%, 10/01/2034	2,325	2,457,988
California Community Choice Financing Authority (Bank of Nova Scotia (The)) Series 2025E 5.00%, 10/01/2056	2,685	2,833,488
California Community Choice Financing Authority (Canadian Imperial Bank of Commerce) Series 2025F 5.00%, 11/01/2033	1,430	1,513,792
Series 2026 5.00%, 02/01/2031	2,000	2,095,109
California Community Choice Financing Authority (Deutsche Bank AG) Series 2023 5.25%, 01/01/2054	2,315	2,426,455
California Community Choice Financing Authority (Goldman Sachs Group) Series 2023 5.00%, 12/01/2053	1,000	1,035,015
California Community Choice Financing Authority (Morgan Stanley) Series 2023 4.075% (SOFR + 1.63%), 07/01/2053(c)	2,000	2,025,217
Series 2024-E 5.00%, 02/01/2055	1,000	1,046,694

	Principal Amount (000)	U.S. $ Value

Series 2026-2 3.90%, 04/01/2056(a)(b)	$10,000	$9,926,866
5.00%, 04/01/2056(a)(b)	10,000	10,480,750
California Community Choice Financing Authority (New York Life Insurance) Series 2025G 5.00%, 12/01/2035	1,000	1,066,490
Series 2026 5.00%, 06/01/2036	10,000	10,643,551
California Community Choice Financing Authority (Nomura Holdings, Inc.) Series 2026 5.00%, 03/01/2036	2,600	2,667,929
California Community Choice Financing Authority (Realty Income Corp.) Series 2026 5.25%, 02/01/2036	1,000	1,063,804
California Community Choice Financing Authority (Royal Bank of Canada) Series 2024D 5.00%, 02/01/2055	2,690	2,867,091
California Community Housing Agency (California Community Housing Agency Aster Apartments) Series 2021-A 4.00%, 02/01/2056(a)	1,000	824,071
California Community Housing Agency (California Community Housing Agency Brio Apartments & Next on Lex Apartments) Series 2021 4.00%, 02/01/2056(a)	250	198,375
California Community Housing Agency (California Community Housing Agency Fountains at Emerald Park) Series 2021 3.00%, 08/01/2056(a)	1,000	668,637
4.00%, 08/01/2046(a)	495	419,901
California Community Housing Agency (California Community Housing Agency Summit at Sausalito Apartments) Series 2021 3.00%, 02/01/2057(a)	1,000	663,620
California Community Housing Agency (California Community Housing Agency Twin Creek Apartments) Series 2022 Zero Coupon, 08/01/2065(a)	2,500	94,300
5.50%, 02/01/2040(a)	1,000	854,015
California Health Facilities Financing Authority (Adventist Health System/West Obligated Group) Series 2025 5.00%, 12/01/2035	1,000	1,102,437
California Health Facilities Financing Authority (Children’s Hospital Los Angeles) Series 2025 4.66% (MUNIPSA + 2.50%), 11/15/2051(c)	2,500	2,502,553
California Housing Finance Agency Series 2021-3, Class X 0.770%, 08/20/2036(k)	924	37,088
California Housing Finance Agency (CAHFA 2021-2) Series 2021-2, Class A 3.75%, 03/25/2035	930	922,681
Series 2021-2, Class X 0.826%, 03/25/2035(k)	930	32,615
California Housing Finance Agency (CAHFA 2021-3) Series 2021-3, Class A 3.25%, 08/20/2036	231	217,645

	Principal Amount (000)	U.S. $ Value

California Infrastructure & Economic Development Bank (Desertxpress Enterprises) Series 2025 3.50%, 01/01/2065(a)	$4,000	$3,998,946
12.00%, 01/01/2065(a)	4,215	2,697,600
California Infrastructure & Economic Development Bank (PIH Health Obligated Group) Series 2024-A 5.00%, 12/01/2054(a)	1,000	963,540
California Infrastructure & Economic Development Bank (WFCS Holdings II LLC) Series 2021 Zero Coupon, 01/01/2061(a)	960	80,235
California Municipal Finance Authority (California Municipal Finance Authority) Series 2026 7.25%, 09/01/2044(a)(d)	1,150	1,070,454
California Municipal Finance Authority (CHF-Riverside II LLC) Series 2019 5.00%, 05/15/2040	250	253,740
California Municipal Finance Authority (CMFA 2026-1) Series 2026-1, Class A1 4.05%, 07/20/2041	2,790	2,634,313
California Municipal Finance Authority (Samuel Merritt University) Series 2022 5.25%, 06/01/2053	1,000	1,025,345
California Municipal Finance Authority (The Frances) Series 2026 7.00%, 03/01/2045(a)(d)	330	329,978
Series 2026-A 6.07%, 09/01/2044(a)(d)	1,370	1,370,124
California Municipal Finance Authority (The Steven) Series 2026 7.00%, 06/01/2044(a)	250	244,764
Series 2026-A 5.67%, 12/01/2043(a)	1,845	1,811,216
California Municipal Finance Authority (United Airlines, Inc.) Series 2019 4.00%, 07/15/2029	1,000	1,005,353
California Pollution Control Financing Authority (Channelside Water Resources) Series 2012 5.00%, 11/21/2045(a)	1,000	1,000,597
Series 2019 5.00%, 11/21/2045(a)	1,000	1,015,823
Series 2023 5.00%, 07/01/2035(a)	1,250	1,340,062
California Public Finance Authority (ISF Ativo Portfolio Obligated Group) Series 2025 6.75%, 03/01/2055(a)	1,105	1,162,378
California Public Finance Authority (Marisol HB Obligated Group) Series 2026-A 5.10%, 04/01/2066(a)	1,000	1,000,984

	Principal Amount (000)	U.S. $ Value

California School Finance Authority (Classical Academy Obligated Group) Series 2022 5.00%, 10/01/2052(a)	$1,000	$925,047
California Statewide Communities Development Authority (California Statewide Community Development Authority PACE Assessments) Series 2026 5.125%, 09/02/2048(a)	1,140	1,138,501
California Statewide Communities Development Authority (CHF-Irvine LLC) Series 2016 5.00%, 05/15/2040	1,750	1,751,100
California Statewide Communities Development Authority (Enloe Medical Center Obligated Group) AG Series 2022-A 5.375%, 08/15/2057	1,000	1,010,162
California Statewide Communities Development Authority (Maison 613 LLC) Series 2026-A 6.625%, 09/02/2062(a)	1,000	1,010,958
Central Valley Energy Authority (Goldman Sachs Group) Series 2026 5.00%, 08/01/2034	1,000	1,045,525
Central Valley Energy Authority (Pacific Life Insurance) Series 2025 5.00%, 12/01/2055	2,100	2,192,287
City of Los Angeles CA Wastewater System Revenue (City of Los Angeles CA Wastewater System Revenue) Series 2025-A 5.00%, 06/01/2055	6,225	6,503,961
City of Los Angeles Department of Airports (City of Los Angeles Dept. of Airports) Series 2020-C 5.00%, 05/15/2039	1,000	1,032,547
Series 2022 5.25%, 05/15/2047	2,000	2,060,820
Series 2026-2 5.00%, 05/15/2031(a)(b)	1,790	1,923,978
5.25%, 05/15/2040(a)(b)	10,380	11,255,986
5.50%, 05/15/2055(a)(b)	1,190	1,246,875
CMFA Special Finance Agency (CMFA Special Finance Agency Enclave) Series 2022-A 4.00%, 08/01/2058(a)	400	298,336
CMFA Special Finance Agency (CMFA Special Finance Agency Latitude33) Series 2021-A 3.00%, 12/01/2056(a)	210	135,771
CMFA Special Finance Agency (CMFA Special Finance Agency Solana at Grand) Series 2021-A 4.00%, 08/01/2056(a)	1,000	836,616
CMFA Special Finance Agency VIII Elan Huntington Beach (CMFA Special Finance Agency VIII Elan Huntington Beach) Series 2021 3.00%, 08/01/2056(a)	1,000	668,195
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority 777 Place-Pomona) Series 2021 3.25%, 05/01/2057(a)	1,000	676,341
4.00%, 05/01/2057(a)	350	243,144

	Principal Amount (000)	U.S. $ Value

CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Acacia on Santa Rosa Creek) Series 2021 4.00%, 10/01/2056(a)	$1,000	$808,487
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Altana Apartments) Series 2021 4.00%, 10/01/2056(a)	1,000	760,525
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Millennium South Bay-Hawthorne) Series 2021 3.25%, 07/01/2056(a)	1,000	676,666
4.00%, 07/01/2058(a)	1,000	474,189
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Oceanaire Apartments) Series 2021 4.00%, 09/01/2056(a)	1,000	758,780
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Park Crossing Apartments) Series 2021 3.25%, 12/01/2058(a)	800	535,145
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Pasadena Portfolio) Series 2021 3.00%, 12/01/2056(a)	1,000	686,415
4.00%, 12/01/2056(a)	400	298,436
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority The Crescent) Series 2022 4.30%, 07/01/2059(a)	1,000	783,748
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Union South Bay) Series 2021-A2 4.00%, 07/01/2056(a)	1,000	808,015
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Vineyard Gardens Apartments) Series 2021 3.25%, 10/01/2058(a)	1,000	690,348
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Waterscape Apartments) Series 2021-A 3.00%, 09/01/2056(a)	1,000	671,213
Federal Home Loan Mortgage Corp. Multifamily ML Certificates (FRETE 2022-ML13) Series 2022-ML13, Class XUS 0.986%, 09/25/2036(k)	1,122	61,010
Golden State Connect Authority (Golden State Connect Authority) Series 2025 6.50%, 12/01/2060(a)	1,000	967,368
Golden State Tobacco Securitization Corp. (Golden State Tobacco Securitization) Series 2021 3.85%, 06/01/2050	2,685	2,426,516
Series 2021-B Zero Coupon, 06/01/2066	19,320	1,805,929
Los Angeles Department of Water & Power (Los Angeles Dept. of Water & Power Power System Revenue) Series 2023-E 5.00%, 07/01/2038	2,245	2,388,992
Series 2024-B 5.00%, 07/01/2039	2,000	2,122,783
Series 2024-C 5.00%, 07/01/2041	1,300	1,368,595

	Principal Amount (000)	U.S. $ Value
Series 2024-E 5.00%, 07/01/2039	$1,000	$1,064,917
BAM Series 2025-A 5.25%, 07/01/2045	1,000	1,065,756
Series 2026-A 5.00%, 07/01/2043	1,100	1,161,184
5.00%, 07/01/2044	1,050	1,103,461
Los Angeles Department of Water & Power Power System Revenue (Los Angeles Dept. of Water & Power Power System Revenue) Series 2022 5.00%, 07/01/2040	1,335	1,387,879
Los Angeles Department of Water & Power Water System Revenue (Los Angeles Dept. of Water & Power Water System Revenue) Series 2022-D 5.00%, 07/01/2047	4,865	4,969,416
M-S-R Energy Authority (Citigroup, Inc.) Series 2009-B 7.00%, 11/01/2034	1,000	1,168,821
Northern California Energy Authority (Pacific Life Insurance) Series 2024 5.00%, 12/01/2054	1,000	1,044,932
River Islands Public Financing Authority (River Islands Public Financing Authority Cmnty Facs District No. 2003-1 Area 2) Series 2022 5.75%, 09/01/2052	1,000	1,012,817
San Diego County Regional Airport Authority (San Diego County Regional Airport Authority) Series 2025 5.25%, 07/01/2045	1,000	1,060,387
5.50%, 07/01/2055	2,000	2,096,772
San Francisco Intl Airport (San Francisco Intl Airport) Series 2019-A 5.00%, 05/01/2044	1,000	1,016,892
Series 2023-E 5.00%, 05/01/2033	1,500	1,632,968
5.50%, 05/01/2040	1,315	1,424,616
Series 2024 5.25%, 05/01/2040	3,400	3,658,648
Series 2025-D 5.00%, 05/01/2031	1,000	1,074,896
5.50%, 05/01/2055	4,000	4,199,220
Series 2025-E 5.00%, 05/01/2033	1,015	1,104,975
5.00%, 05/01/2036	1,200	1,307,420
Series 2026-A 5.25%, 05/01/2045	1,215	1,290,880
San Joaquin Valley Clean Energy Authority (Goldman Sachs Group) Series 2025 5.50%, 01/01/2056	1,750	1,887,128
Southern California Public Power Authority (American General Life Insurance) Series 2024-A 5.00%, 04/01/2055	1,400	1,452,446
Southern California Public Power Authority (Los Angeles Dept. of Water & Power Power System Revenue) Series 2023 5.00%, 07/01/2048	1,000	1,022,798
5.25%, 07/01/2053	2,975	3,084,888

	Principal Amount (000)	U.S. $ Value
Southern California Public Power Authority (Southern California Public Power Authority) BAM Series 2025 5.25%, 07/01/2050	$1,000	$1,056,143
State of California (State of California) Series 2026 5.00%, 10/01/2044	1,400	1,522,215
Tobacco Securitization Authority of Northern California (Sacramento County Tobacco Securitization) Series 2021 Zero Coupon, 06/01/2060	2,000	315,962
Tobacco Securitization Authority of Southern California (San Diego County Tobacco Asset Securitization) Series 2006 Zero Coupon, 06/01/2046	2,000	359,216
University of California (University of California) Series 2025-C 5.50%, 05/15/2040	2,000	2,273,407
Series 2026-C 5.25%, 11/15/2041	1,000	1,112,776

		200,728,786

Colorado – 1.9%
Aurora Highlands Community Authority Board (Aurora Highlands Community Authority Board) Series 2021-A 5.75%, 12/01/2051	500	495,040
Centerra Metropolitan District No. 1 (Centerra Metropolitan District No. 1) Series 2022 6.50%, 12/01/2053	500	520,262
City & County of Denver CO (United Airlines, Inc.) Series 2017 5.00%, 10/01/2032	615	615,477
City & County of Denver CO Airport System Revenue (City & County of Denver CO Airport System Revenue) Series 2022-A 5.00%, 11/15/2034	2,000	2,144,662
5.00%, 11/15/2036	1,500	1,592,612
Series 2022-D 5.50%, 11/15/2029	1,800	1,932,580
5.75%, 11/15/2035	2,000	2,236,093
City & County of Denver CO Airport System Revenue (Denver Intl Airport) Series 2017-A 5.00%, 11/15/2029	1,905	1,946,705
Series 2018-A 5.00%, 12/01/2029	1,000	1,039,008
5.00%, 12/01/2036	1,000	1,086,836
Colorado Educational & Cultural Facilities Authority (James Irwin Educational Foundation Obligated Group) Series 2022 5.00%, 09/01/2062	1,000	915,427
Colorado Educational & Cultural Facilities Authority (Lighthouse Building Corp.) Series 2021 4.00%, 10/01/2061	1,000	740,115
Colorado Health Facilities Authority (Aberdeen Ridge Obligated Group) Series 2021-A 5.00%, 05/15/2049	100	75,905

	Principal Amount (000)	U.S. $ Value
Colorado Health Facilities Authority (Christian Living Neighborhoods Obligated Group) Series 2021 4.00%, 01/01/2042	$1,000	$938,392
Colorado Health Facilities Authority (Frasier Meadows Manor Obligated Group) Series 2023-2 4.00%, 05/15/2041	100	93,119
Colorado Health Facilities Authority (Intermountain Healthcare Obligated Group) Series 2024-A 5.00%, 05/15/2054	2,000	2,029,840
Colorado High Performance Transportation Enterprise (Colorado High Performance Transportation Enterprise C-470 Express Lanes System) Series 2017 5.00%, 12/31/2056	1,000	964,141
Colorado Housing & Finance Authority (Albion Apartments LLLP) Series 2025 3.375%, 07/01/2044	1,000	1,002,265
Colorado State University Research Foundation (Colorado State University Research Foundation - The Prospect) Series 2025-A 5.375%, 03/01/2055(a)	1,000	971,280
Douglas County Housing Partnership (Douglas County Housing Partnership) 5.375%, 01/01/2041(e)(f)(g)(h)(i)	155	10,415
Johnstown Plaza Metropolitan District (Johnstown Plaza Metropolitan District) Series 2022 4.25%, 12/01/2046	500	485,463
Platte River Metropolitan District (Platte River Metropolitan District) Series 2023-A 6.50%, 08/01/2053(a)	104	105,593
Redtail Ridge Metropolitan District (Redtail Ridge Metropolitan District) Series 2025 Zero Coupon, 12/01/2032	1,000	648,948
Southern Ute Indian Tribe of the Southern Ute Reservation of Colorado (Southern Ute Indian Tribe of the Southern Ute Reservation of Colorado) Series 2025-A 5.00%, 04/01/2035(a)	2,000	2,118,135
St. Vrain Lakes Metropolitan District No. 4 (St. Vrain Lakes Metropolitan District No. 4) Series 2024-A 0.00%, 09/20/2054(a)(j)	1,000	748,846
State of Colorado (State of Colorado COP) Series 2018-A 5.00%, 12/15/2027	1,015	1,045,670
Sterling Ranch Community Authority Board (Sterling Ranch Metropolitan District No. 3) Series 2022 6.50%, 12/01/2042	500	525,524
Town of Vail CO (Town of Vail CO COP) Series 2025 5.50%, 12/01/2064	1,000	1,055,288
Vauxmont Metropolitan District (Vauxmont Metropolitan District) AG Series 2019 5.00%, 12/15/2028	380	387,954

	Principal Amount (000)	U.S. $ Value
AG Series 2020 5.00%, 12/01/2050	$100	$100,504

		28,572,099

Connecticut – 0.9%
Aquarion Water Authority (Aquarion Water Authority Water System Revenue) Series 2026-A 5.25%, 08/01/2037	1,310	1,468,759
Series 2026-B 5.25%, 02/01/2031	1,000	1,086,147
Series 2026-E Zero Coupon, 08/01/2047	1,075	366,790
BAM Series 2026-E Zero Coupon, 08/01/2048	1,425	462,929
City of New Haven CT (City of New Haven CT) Series 2018-A 5.50%, 08/01/2038	615	631,923
Connecticut State Health & Educational Facilities Authority (Hartford Sustainable Energy Partners) Series 2026 5.00%, 08/01/2043	1,945	2,057,969
Connecticut State Health & Educational Facilities Authority (Stamford Hospital Obligated Group) Series 2022 4.00%, 07/01/2036	2,570	2,524,116
4.00%, 07/01/2037	1,020	991,465
4.00%, 07/01/2040	1,400	1,314,139
4.00%, 07/01/2041	2,555	2,371,065
Town of Hamden CT (Whitney Center Obligated Group) Series 2022-A 7.00%, 01/01/2053	100	105,462

		13,380,764

District of Columbia – 3.8%
District of Columbia (Catholic University of America) Series 2025 5.75%, 10/01/2055	2,000	2,017,651
District of Columbia (Plenary Infrastructure DC State Lease) Series 2022 5.00%, 08/31/2028	1,000	1,028,053
5.00%, 02/28/2030	2,070	2,155,215
5.50%, 02/28/2033	1,255	1,362,900
5.50%, 02/28/2034	2,000	2,183,916
5.50%, 08/31/2034	4,610	5,043,801
District of Columbia Income Tax Revenue (District of Columbia Income Tax Revenue) Series 2025-A 5.00%, 06/01/2050	6,545	6,769,199
District of Columbia Tobacco Settlement Financing Corp. (District of Columbia Tobacco Settlement Financing) Series 2006 Zero Coupon, 06/15/2055	2,500	205,455
Metropolitan Washington Airports Authority Aviation Revenue (Metropolitan Washington Airports Authority Aviation Revenue) Series 2024-A 5.00%, 10/01/2029	1,000	1,053,083
5.50%, 10/01/2054	10,000	10,380,411
Series 2025-A 5.00%, 10/01/2035	3,410	3,710,665
5.00%, 10/01/2036	1,000	1,084,053

	Principal Amount (000)	U.S. $ Value
5.00%, 10/01/2050	$1,000	$1,006,408
Metropolitan Washington Airports Authority Dulles Toll Road Revenue (Metropolitan Washington Airports Authority Dulles Toll Road Revenue) Series 2009 Zero Coupon, 10/01/2037	10,000	6,094,323
Washington Metropolitan Area Transit Authority (Washington Metropolitan Area Transit Authority State Lease) Series 2023 5.25%, 07/15/2053	10,000	10,310,518
Washington Metropolitan Area Transit Authority Dedicated Revenue (Washington Metropolitan Area Transit Authority Dedicated Revenue Lease) Series 2025-A 5.25%, 07/15/2055	1,000	1,037,272
5.50%, 07/15/2060	1,430	1,506,705

		56,949,628

Florida – 6.5%
Avenir Community Development District (Avenir Community Development District Assessment Area Two) Series 2021 5.125%, 05/01/2052(a)	1,250	1,217,844
Bexley Community Development District (Bexley Community Development District) Series 2016 4.875%, 05/01/2047	100	96,262
Capital Projects Finance Authority/FL (Imagine School At North Port) Series 2025 6.25%, 06/15/2045(a)	1,000	1,011,831
Capital Projects Finance Authority/FL (Navigator Academy of Leadership Obligated Group) Series 2024 5.00%, 06/15/2034(a)	535	538,405
Capital Projects Finance Authority/FL (PRG - UnionWest Properties) Series 2024 0.00%, 06/01/2062(a)(j)	13,430	1,008,421
5.00%, 06/01/2049(a)	1,360	1,091,315
5.00%, 06/01/2054(a)	2,500	1,988,367
5.00%, 06/01/2058(a)	1,135	899,039
Capital Trust Agency, Inc. (Educational Growth Fund) Series 2021 Zero Coupon, 07/01/2061(a)	2,000	169,022
5.00%, 07/01/2056(a)	1,090	956,499
Capital Trust Authority (AIDS Healthcare Foundation Obligated Group) Series 2026 4.75%, 12/01/2042	1,000	1,016,754
5.25%, 12/01/2055	1,000	1,009,039
Capital Trust Authority (QSH/St Augustine LLC) Series 2026 8.50%, 07/01/2057(a)	1,000	985,731
City of Palmetto FL (Renaissance Arts & Education) Series 2022 5.375%, 06/01/2057	1,000	992,572
City Of South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group) Series 2025 5.00%, 08/15/2065	1,710	1,813,182

	Principal Amount (000)	U.S. $ Value
City of Tampa FL (State of Florida Cigarette Tax Revenue) Series 2020-A Zero Coupon, 09/01/2053	$1,000	$243,962
County of Broward FL Port Facilities Revenue (County of Broward FL Port Facilities Revenue) Series 2019-B 4.00%, 09/01/2044	1,500	1,383,226
5.00%, 09/01/2032	2,000	2,062,772
County of Lee FL Airport Revenue (County of Lee FL Airport Revenue) Series 2024 5.25%, 10/01/2054	1,000	1,015,621
Series 2026-A 5.00%, 10/01/2056	4,375	4,627,021
5.25%, 10/01/2040	1,250	1,347,889
County of Miami-Dade FL Aviation Revenue (County of Miami-Dade FL Aviation Revenue) Series 2024-A 5.00%, 10/01/2033	1,460	1,579,105
5.00%, 10/01/2034	6,400	6,930,869
5.00%, 10/01/2035	4,445	4,794,007
Series 2025-A 5.50%, 10/01/2055	1,345	1,398,208
Series 2026-A 5.00%, 10/01/2038	1,155	1,243,537

County of Miami-Dade Seaport Department (County of Miami-Dade Seaport Dept.) Series 2023-A 5.00%, 10/01/2034	1,000	1,063,077
County of Osceola FL Transportation Revenue (County of Osceola FL Transportation Revenue) Series 2020-A Zero Coupon, 10/01/2036	230	144,667
County of Palm Beach FL (Palm Beach Atlantic University) Series 2025 5.50%, 10/01/2045(a)	1,000	1,030,875
County of Palm Beach FL (Provident Group-LU Properties) Series 2024 6.00%, 06/01/2044	1,000	1,006,566
6.125%, 06/01/2054	1,000	982,449
County of Palm Beach FL (Provident Group - LU Properties II) Series 2024 8.50%, 06/01/2033	100	100,404
County of Palm Beach FL (Provident Group-PBAU Properties) Series 2019 5.00%, 04/01/2051(a)	1,000	938,990
County of Palm Beach FL Airport System Revenue (County of Palm Beach FL Airport System Revenue) Series 2024-B 5.25%, 10/01/2043	1,000	1,058,507
5.25%, 10/01/2044	1,100	1,158,997
County of Pasco FL (H Lee Moffitt Cancer Center & Research Institute Obligated Group) Series 2023 5.00%, 07/01/2030(a)	3,000	3,161,903
Edgewater West Community Development District (Edgewater West Community Development District Master Infrastructure Bond Area) Series 2026 6.00%, 05/01/2041	1,000	994,280

	Principal Amount (000)	U.S. $ Value
Escambia County Housing Finance Authority (4900 S. Rio Grande Ave) Series 2023-A 6.88%, 11/01/2053(a)	$100	$105,144
Florida Development Finance Corp. (Assistance Unlimited) Series 2022 6.00%, 08/15/2057(a)	350	323,935
Florida Development Finance Corp. (Brightline Trains Florida) AG Series 2024 5.25%, 07/01/2053	2,500	2,443,249
Florida Development Finance Corp. (Cornerstone Charter Academy Obligated Group) Series 2022 5.00%, 10/01/2042(a)	1,000	952,183
Florida Development Finance Corp. (Drs Kiran & Pallavi Patel 2017 Foundation for Global Understanding) Series 2021 4.00%, 07/01/2051(a)	100	81,988
Florida Development Finance Corp. (GFL Solid Waste Southeast) Series 2024 4.375%, 10/01/2054(a)	4,000	4,012,422
Florida Development Finance Corp. (Seaside School Consortium) Series 2022 5.75%, 06/15/2047(a)	1,000	1,011,836
Florida Development Finance Corp. (Waste Pro USA, Inc.) Series 2026 4.35%, 04/01/2037	1,000	993,198
Florida Housing Finance Corp. (Bayside Breeze Redevelopment LLLP) Series 2025 3.625%, 08/01/2029	1,000	999,555
Florida Housing Finance Corp. (Claude Pepper LLC) Series 2026 3.10%, 12/01/2044	1,210	1,188,472
Florida Housing Finance Corp. (The Gallery at SoMi Parc) Series 2026 5.55%, 12/01/2044(j)	3,200	3,186,515
Florida Local Government Finance Commission (BridgePrep Academy Series 2025 Obligated Group) Series 2025 6.25%, 06/15/2055(a)	1,000	1,015,994
Florida Local Government Finance Commission (Ponte Vedra Pine Obligated Group) Series 2025 4.20%, 11/15/2030(a)	1,000	1,002,204
6.75%, 11/15/2055(a)	1,000	1,051,560
Greater Orlando Aviation Authority (Greater Orlando Aviation Authority) Series 2019-A 5.00%, 10/01/2044	1,280	1,296,407
Series 2024 5.00%, 10/01/2032	1,000	1,082,301
5.00%, 10/01/2034	1,015	1,105,881
Greater Orlando Aviation Authority (United Airlines, Inc.) Series 2025 5.25%, 11/01/2034	1,500	1,589,585

	Principal Amount (000)	U.S. $ Value
5.50%, 11/01/2036	$1,250	$1,339,075
5.50%, 11/01/2037	1,000	1,065,403
Hillsborough County Aviation Authority (Hillsborough County Aviation Authority) Series 2024 5.50%, 10/01/2049	1,000	1,050,649
Hillsborough County Industrial Development Authority (BayCare Obligated Group) Series 2024 4.125%, 11/15/2051	2,000	1,817,653
5.50%, 11/15/2054	1,000	1,057,332
Lake Flores Community Development District (Lake Flores Community Development District) Series 2026 4.00%, 05/01/2033	485	470,478
Miami-Dade County Industrial Development Authority (AcadeMir Charter School Middle & Preparatory Academy Obligated Group) Series 2022 5.50%, 07/01/2061(a)	1,000	895,906
Miami-Dade County Industrial Development Authority (PRG - Casa Properties LLC) Series 2026 5.375%, 07/01/2065(a)	1,100	1,133,237
Normandy II Community Development District (Normandy II Community Development District Assessment Area One) Series 2026 6.05%, 05/01/2057(a)(d)	1,750	1,750,117
Orange County Health Facilities Authority (Orlando Health Obligated Group) Series 2025 5.00%, 10/01/2046	1,100	1,121,857
5.25%, 10/01/2056	2,000	2,044,737
Palm Beach County Educational Facilities Authority (Palm Beach Atlantic University Obligated Group) Series 2021 4.00%, 10/01/2041	1,000	867,190
Palm Beach County Health Facilities Authority (Federation CCRC Operations Obligated Group) Series 2022 4.25%, 06/01/2056	200	162,485
Palm Beach County Health Facilities Authority (Green Cay Life Plan Village) Series 2022 11.50%, 07/01/2027(a)	100	155,592
Palm Beach County Health Facilities Authority (Jupiter Medical Center Obligated Group) Series 2025 5.25%, 11/01/2041	1,500	1,545,784
Palm Beach County School District (Palm Beach County School District COP) Series 2022-B 5.25%, 08/01/2039	1,000	1,073,520
Pinellas County Industrial Development Authority (Pinellas County Industrial Development Authority) Series 2019 5.00%, 07/01/2039	1,000	1,001,268
Pinery Community Development District (Pinery Community Development District Assessment Area One) Series 2026 5.60%, 05/01/2046	250	248,523
Village Community Development District No. 13 (Village Community Development District No. 13 Phase I Series 2019 Special Assmnts) Series 2019 3.55%, 05/01/2039	595	533,925

	Principal Amount (000)	U.S. $ Value
Village Community Development District No. 15 (Village Community Development District No. 15 Series 2023 Phase I Special Assmnt) Series 2023 5.25%, 05/01/2054(a)	$100	$99,119

		95,937,494

Georgia – 2.9%
Assembly Community Improvement District (Assembly Community Improvement District) Series 2022-A 6.875%, 07/01/2057(a)	1,250	1,361,531
Atlanta Development Authority (The) (City of Atlanta GA Westside Tax Allocation District Gulch Area) Series 2024 0.00%, 12/15/2048(a)(j)	1,000	916,085
Series 2024-A 5.50%, 04/01/2039(a)	1,000	1,014,414
Augusta Development Authority (WellStar Health System Obligated Group) Series 2018 5.00%, 07/01/2031	1,065	1,103,992
City of Atlanta GA Department of Aviation (City of Atlanta GA Dept. of Aviation) Series 2020-B 5.00%, 07/01/2029	1,000	1,050,685
Series 2022-B 5.00%, 07/01/2035	1,500	1,604,784
Series 2025-B 5.00%, 07/01/2035	1,000	1,090,297
5.00%, 07/01/2037	1,000	1,075,921
5.00%, 07/01/2038	1,100	1,175,965
5.00%, 07/01/2040	1,000	1,056,547
Fayette County Development Authority (United States Soccer Federation) Series 2024 5.00%, 10/01/2043	1,200	1,228,600
5.25%, 10/01/2054	2,500	2,531,176
Gainesville & Hall County Hospital Authority (Northeast Georgia Health System Obligated Group) Series 2024 5.00%, 10/15/2034	1,000	1,097,712
Main Street Energy, Inc. (Bank of Nova Scotia (The)) Series 2026-A 5.00%, 10/01/2033	1,000	1,047,068
Main Street Natural Gas, Inc. (Citigroup, Inc.) Series 2022-B 5.00%, 12/01/2052	1,050	1,081,383
Series 2023-A 5.00%, 06/01/2053	3,000	3,102,114
Series 2025-B 5.00%, 12/01/2055	1,255	1,303,869
Main Street Natural Gas, Inc. (Prerefunded - US Treasuries) Series 2019-C 4.00%, 03/01/2050	3,215	3,218,007
Main Street Natural Gas, Inc. (Royal Bank of Canada) Series 2023 4.145% (SOFR + 1.70%), 12/01/2053(c)	2,000	2,051,235
Series 2023-B 5.00%, 07/01/2053	1,000	1,045,954

	Principal Amount (000)	U.S. $ Value
Main Street Natural Gas, Inc. (Toronto-Dominion Bank) Series 2024-D 5.00%, 04/01/2054	$2,500	$2,626,695
Municipal Electric Authority of Georgia (JEA Electric System Revenue) Series 2019 5.00%, 01/01/2049	2,000	1,994,648
AG Series 2023 5.00%, 07/01/2064	2,505	2,527,475
Municipal Electric Authority of Georgia (PowerSouth Energy Cooperative) Series 2022 5.50%, 07/01/2063	1,500	1,522,971
Private Colleges & Universities Authority (Emory University) Series 2023 5.00%, 09/01/2033(a)	5,000	5,525,404

		43,354,532

Guam – 0.3%
Antonio B Won Pat International Airport Authority (Antonio B Won Pat Intl Airport Authority) Series 2024-A 5.00%, 10/01/2029	1,300	1,344,183
Guam Government Waterworks Authority (Guam Waterworks Authority Water And Wastewater System) Series 2025-A 5.50%, 07/01/2044	1,000	1,059,948
Territory of Guam (Territory of Guam) Series 2025-G 5.00%, 01/01/2034	1,500	1,601,245

		4,005,376

Hawaii – 0.1%
City & County Honolulu HI Wastewater System Revenue (City & County Honolulu HI Wastewater System Revenue) Series 2020-A 2.624%, 07/01/2045	1,000	644,468
State of Hawaii Airports System Revenue (State of Hawaii Airports System Revenue) Series 2025-C 5.00%, 07/01/2045	1,000	1,030,989

		1,675,457

Idaho – 0.1%
Idaho Health Facilities Authority (North Canyon Medical Center) Series 2023 7.125%, 11/01/2057	1,000	1,045,706

Illinois – 5.6%
Chicago Board of Education (Chicago Board of Education) Series 2012-A 5.00%, 12/01/2042	3,040	2,894,030
Series 2012-B 5.00%, 12/01/2033	1,000	999,969
Series 2017-A 7.00%, 12/01/2046(a)	2,000	2,036,445
Series 2017-B 7.00%, 12/01/2042(a)	1,000	1,021,329
Series 2019-A 5.00%, 12/01/2029	100	101,579

	Principal Amount (000)	U.S. $ Value
Series 2021-A 5.00%, 12/01/2033	$1,000	$1,006,240
Series 2025 6.25%, 12/01/2050	2,500	2,600,029
Series 2025-B 6.00%, 12/01/2041	2,035	2,139,168
6.00%, 12/01/2043	2,500	2,610,849
Chicago Midway International Airport (Chicago Midway Intl Airport) Series 2024-C 5.00%, 01/01/2033	1,705	1,828,495
Chicago O’Hare International Airport (Chicago O’Hare Intl Airport) Series 2024-A 5.50%, 01/01/2053	3,245	3,335,860
Series 2024-C 5.25%, 01/01/2041	1,980	2,093,240
5.25%, 01/01/2042	2,000	2,106,557
Series 2025-A 5.00%, 01/01/2037	1,000	1,071,908
5.00%, 01/01/2039	1,300	1,370,270
Series 2025-G 5.00%, 01/01/2035	1,655	1,803,070
5.00%, 01/01/2036	1,550	1,675,438
Chicago Transit Authority Sales Tax Receipts Fund (Chicago Transit Authority Sales Tax Receipts Fund) Series 2024-A 5.00%, 12/01/2049	3,870	3,958,622
Series 2026-A 5.00%, 12/01/2041	500	531,749
5.00%, 12/01/2043	1,000	1,054,070
City of Chicago IL (City of Chicago IL) Series 2025-A 6.00%, 01/01/2050	1,000	1,036,485
Series 2025-B 5.00%, 01/01/2033	1,000	1,026,398
Eastern Illinois Economic Development Authority (City of Mattoon IL) Series 2025 6.50%, 02/15/2040	1,000	989,948
Illinois Finance Authority (Bradley University) Series 2026 5.00%, 08/01/2036	1,025	1,064,350
Illinois Finance Authority (Centerpoint Joliet Terminal Railroad) Series 2024 4.125%, 12/01/2043(a)	1,000	976,728
4.125%, 12/01/2050(a)	2,500	2,441,821
Series 2025 4.80%, 12/01/2043(a)	1,000	1,015,077
Illinois Finance Authority (DePaul College Prep) Series 2023 5.625%, 08/01/2053(a)	1,000	1,016,541
Illinois Finance Authority (Lake Forest College) Series 2022-A 5.50%, 10/01/2047	1,000	1,006,684
Illinois Finance Authority (OSF Healthcare System Obligated Group) Series 2024 5.00%, 11/15/2034	1,515	1,628,467

	Principal Amount (000)	U.S. $ Value
Illinois Finance Authority (Park Place of Elmhurst Obligated Group) Series 2021 5.125%, 05/15/2060	$139	$104,223
Illinois Housing Development Authority (Circle Park Preservation) Series 2024-2 4.00%, 01/01/2042(a)(b)	10,000	9,202,647
Illinois Housing Development Authority (Drexel Court & Lake Park East) Series 2022 7.17%, 11/01/2038	100	101,572
Series 2024 5.67%, 11/01/2038(f)	955	929,403
Illinois State Toll Highway Authority (Illinois State Toll Highway Authority) Series 2009 6.184%, 01/01/2034	1,000	1,038,233
Metropolitan Pier & Exposition Authority (Metropolitan Pier & Exposition Authority) Series 2015-B 5.00%, 12/15/2045	600	600,029
Series 2017 0.00%, 12/15/2042(j)	1,000	761,113
Series 2022 4.00%, 12/15/2042	2,625	2,436,771
Sales Tax Securitization Corp. (Sales Tax Securitization) Series 2025-A 5.00%, 01/01/2041	2,135	2,246,959
State of Illinois (State of Illinois) Series 2010 7.35%, 07/01/2035	161	170,974
Series 2017-D 5.00%, 11/01/2026	930	934,616
Series 2022-A 5.50%, 03/01/2047	1,000	1,039,341
Series 2022-C 5.50%, 10/01/2045	1,000	1,050,638
Series 2023-D 4.00%, 07/01/2037	1,500	1,456,740
Series 2024 5.00%, 02/01/2031	1,345	1,438,281
Series 2024-B 5.00%, 05/01/2038	1,000	1,064,209
5.25%, 05/01/2043	1,000	1,052,045
Series 2025-E 5.00%, 09/01/2043	1,000	1,035,950
Series 2026-C 5.50%, 04/01/2051	2,500	2,615,187
State of Illinois Sales Tax Revenue (State of Illinois Sales Tax Revenue) Series 2025 5.00%, 06/15/2038	4,000	4,285,049
Upper Illinois River Valley Development Authority (High Point Residence Fox Valley Obligated Group) Series 2025 7.00%, 11/01/2060	1,000	976,477

		82,981,873

	Principal Amount (000)	U.S. $ Value

Indiana – 1.6%
City of Fort Wayne IN (Do Good Foods Fort Wayne Obligated Group) 10.75%, 12/01/2029(e)(h)	$33	$3
City of Valparaiso IN (Green Oaks of Valparaiso) Series 2021 5.375%, 12/01/2041(a)	150	135,963
City of Whiting IN (BP PLC) Series 2025 4.20%, 06/01/2044	2,500	2,517,003
City of Whiting IN (BP Products North America) Series 2026 4.00%, 12/01/2044	1,000	998,194
Indiana Finance Authority (Brightmark Plastics Renewal Indiana) Series 2019 7.00%, 03/01/2039(e)(f)(h)	1,070	107
Indiana Finance Authority (Good Samaritan Hospital Obligated Group) Series 2022 5.00%, 04/01/2029	100	103,059
Indiana Finance Authority (Greencroft Goshen Obligated Group) Series 2021 4.00%, 11/15/2043	1,000	888,863
Series 2023-2 4.00%, 11/15/2037	100	95,074
Indiana Finance Authority (Marian University Inc/IN) Series 2026 5.00%, 09/15/2046	1,100	1,072,936
Indiana Finance Authority (Parkview Health System Obligated Group) Series 2024-B 3.265% (SOFR + 0.71%), 11/01/2046(c)(f)	9,540	9,513,276
Indiana Finance Authority (SFP-PUFW I LLC) Series 2024 5.00%, 07/01/2054	1,000	952,231
Indiana Finance Authority (University of Evansville) Series 2022 5.25%, 09/01/2057	1,000	916,565
Indiana Housing & Community Development Authority (Vita of Marion LLC) Series 2021-A 5.25%, 04/01/2041(a)	1,000	874,354
Indiana Municipal Power Agency (Indiana Municipal Power Agency) Series 2026-A 5.00%, 01/01/2038	1,035	1,136,655
Indianapolis Local Public Improvement Bond Bank (Pan Am Plaza Hotel) Series 2023 5.75%, 03/01/2043	330	344,618
6.00%, 03/01/2053	250	257,031
BAM Series 2023 5.25%, 03/01/2067	3,000	3,071,125

	Principal Amount (000)	U.S. $ Value

Series 2023-F 7.75%, 03/01/2067	$250	$270,862

		23,147,919

Iowa – 0.3%
Iowa Finance Authority (Wesley Retirement Services Obligated Group) Series 2021 4.00%, 12/01/2031	100	97,622
4.00%, 12/01/2041	170	147,055
4.00%, 12/01/2046	115	93,323
4.00%, 12/01/2051	205	155,464
Iowa Higher Education Loan Authority (Des Moines University Osteopathic Medical Center) Series 2022 5.375%, 10/01/2052	1,000	1,003,590
Iowa Tobacco Settlement Authority (Iowa Tobacco Settlement Authority) Series 2021-B Zero Coupon, 06/01/2065	3,360	473,657
PEFA, Inc. (Massachusetts Mutual Life Insurance) Series 2026-A 5.00%, 04/01/2035	1,460	1,530,712
PEFA, Inc. (Prerefunded - US Treasuries) Series 2019 5.00%, 09/01/2049	1,000	1,001,464

		4,502,887

Kansas – 0.2%
City of Olathe KS (City of Olathe KS) Series 2026-A 5.00%, 10/01/2027(d)	3,000	3,069,196
City of Overland Park KS Sales Tax Revenue (City of Overland Park KS Sales Tax Revenue) Series 2022 6.00%, 11/15/2034(a)	100	104,367
6.50%, 11/15/2042(a)	300	313,920

		3,487,483

Kentucky – 1.2%
City of Ashland KY (Royal Blue Health Obligated Group) Series 2019 4.00%, 02/01/2034	385	375,222
City of Henderson KY (Pratt Paper KY LLC) Series 2022 3.70%, 01/01/2032(a)	210	209,393
Kenton County Airport Board (Cincinnati/Northern Kentucky Intl Airport) Series 2024-A 5.25%, 01/01/2049	3,000	3,054,527
Kentucky Bond Development Corp. (PRG Wildcats LLC) Series 2026 5.50%, 10/31/2056	1,000	1,044,933
Kentucky Economic Development Finance Authority (Baptist Healthcare System Obligated Group) Series 2017-B 5.00%, 08/15/2037	175	177,019

	Principal Amount (000)	U.S. $ Value

Kentucky Economic Development Finance Authority (Carmel Manor, Inc.) Series 2022 4.50%, 10/01/2027	$1,000	$1,000,305
Kentucky Economic Development Finance Authority (CommonSpirit Health Obligated Group) Series 2019-A 4.00%, 08/01/2039	160	151,797
Kentucky Economic Development Finance Authority (Masonic Homes of Kentucky Obligated Group) Series 2012 5.375%, 11/15/2042	65	56,275
Kentucky Economic Development Finance Authority (Owensboro Health Obligated Group) Series 2017-A 5.00%, 06/01/2037	425	425,088
Kentucky Housing Corp. (Churchill Park LLLP) Series 2022-A 5.75%, 11/01/2040(a)	600	607,856
Series 2022-B 6.75%, 11/01/2040(a)	100	101,260
Kentucky Public Energy Authority (BP PLC) Series 2025-C 5.00%, 05/01/2036	2,625	2,717,989
Kentucky Public Energy Authority (Goldman Sachs Group) Series 2024-A 5.00%, 05/01/2055	2,000	2,072,257
Louisville/Jefferson County Metropolitan Government (Norton Healthcare Obligated Group) Series 2026 5.00%, 10/01/2029	3,345	3,527,614
5.00%, 10/01/2032	1,155	1,245,344
5.00%, 10/01/2033	1,000	1,084,788

		17,851,667

Louisiana – 0.5%
City of New Orleans LA (City of New Orleans LA) Series 2026-A 5.50%, 12/01/2051	1,000	1,045,596
City of New Orleans LA Water System Revenue (City of New Orleans LA Water System Revenue) AG Series 2021 2.889%, 12/01/2041	1,000	732,164
Louisiana Local Government Environmental Facilities & Community Development Auth (Louisiana Utilities Restoration ELL System Restoration Revenue) Series 2023 5.048%, 12/01/2034	1,000	1,006,416
Louisiana Local Government Environmental Facilities & Community Development Auth (Woman’s Hospital Foundation) Series 2017 5.00%, 10/01/2036	675	682,775
Louisiana Public Facilities Authority (Calcasieu Bridge Partners) Series 2024 5.75%, 09/01/2064	1,000	1,028,769
Louisiana Public Facilities Authority (Geo Prep Mid-City of Greater Baton Rouge) Series 2022 6.125%, 06/01/2052(a)	1,025	1,031,074

	Principal Amount (000)	U.S. $ Value

New Orleans Aviation Board (Louis Armstrong New Orleans Intl Airport) Series 2024 5.00%, 01/01/2035	$1,000	$1,069,548
New Orleans Aviation Board (New Orleans Aviation Board) Series 2017-B 5.00%, 01/01/2043	215	215,252
Parish of St. John the Baptist LA (Marathon Oil Corp.) Series 2024 3.30%, 06/01/2037	1,000	1,018,881

		7,830,475

Maryland – 1.5%
Maryland Economic Development Corp. (Air Cargo Obligated Group) Series 2019 4.00%, 07/01/2044	600	526,993
Maryland Economic Development Corp. (Maryland Econ Dev Corp-Morgan View & Thurgood Marshall Student Hsg) Series 2022 6.00%, 07/01/2058	1,000	1,048,248
AG Series 2026 5.25%, 07/01/2061	1,000	1,011,935
Maryland Economic Development Corp. (Purple Line Transit Partners) Series 2022 5.00%, 06/30/2040	1,450	1,471,968
5.25%, 06/30/2047	2,090	2,093,893
5.25%, 06/30/2052	1,000	980,787
5.25%, 06/30/2055	7,080	6,921,150
Maryland Health & Higher Educational Facilities Authority (Adventist Healthcare Obligated Group) Series 2021 5.00%, 01/01/2036	500	515,953
Maryland Stadium Authority (Baltimore City Public School Construction Financing Fund) Series 2020 5.00%, 05/01/2050	2,200	2,290,323
Maryland Stadium Authority Sports Entertainment Facilities Revenue (Maryland Stadium Authority Sports Entertainment Facilities Revenue State Lease) Series 2025 5.00%, 06/15/2035	1,600	1,773,914
State of Maryland Department of Transportation (Maryland Aviation Administration) AG Series 2024 5.00%, 08/01/2038	1,000	1,058,603
State of Maryland Department of Transportation (State of Maryland Dept. of Transportation) Series 2025-C 5.00%, 11/01/2027	2,000	2,058,686

		21,752,453

Massachusetts – 3.7%
City of Quincy MA (City of Quincy MA) Series 2026 5.00%, 08/13/2027	7,500	7,653,426
City of Revere MA (City of Revere MA) Series 2026 4.00%, 07/29/2027	5,000	5,056,643

	Principal Amount (000)	U.S. $ Value

Commonwealth of Massachusetts (Commonwealth of Massachusetts) Series 2024 5.00%, 12/01/2054	$10,000	$10,251,634
Series 2025-A 5.00%, 04/01/2044	2,000	2,133,631
Massachusetts Bay Transportation Authority Sales Tax Revenue (Massachusetts Bay Transportation Authority Sales Tax Revenue) Series 2023-A 5.25%, 07/01/2048	5,195	5,480,079
Series 2024-A 5.25%, 07/01/2052	1,000	1,046,161
Series 2025-B 5.25%, 07/01/2055	1,500	1,572,358
Massachusetts Development Finance Agency (Care Communities Obligated Group) Series 2025 6.375%, 07/15/2045(a)	1,000	1,025,945
Massachusetts Development Finance Agency (Dana-Farber Cancer Institute Obligated Group) Series 2026 5.00%, 12/01/2046(d)	1,970	2,007,833
5.50%, 12/01/2056	3,955	4,157,399
Massachusetts Development Finance Agency (Emerson College) Series 2016-A 5.25%, 01/01/2042	1,000	1,000,071
Massachusetts Development Finance Agency (Lifespan Obligated Group) Series 2025 5.50%, 08/15/2050	1,000	1,046,370
Massachusetts Development Finance Agency (PRG Medford Properties) Series 2025 5.25%, 06/01/2060	1,000	1,015,827
5.25%, 06/01/2065	5,215	5,278,987
Massachusetts Development Finance Agency (Suffolk University) Series 2017 5.00%, 07/01/2036	2,450	2,438,553
Massachusetts Development Finance Agency (Tufts Medicine Obligated Group) Series 2026 5.50%, 10/01/2045	1,500	1,591,650
7.375%, 10/01/2035	1,000	1,005,664
Massachusetts Port Authority (Massachusetts Port Authority) Series 2026-B 5.25%, 07/01/2042	1,340	1,440,445

		55,202,676

Michigan – 0.7%
City of Detroit MI (City of Detroit MI) 4.813%, 06/15/2049(e)(h)	623	699,575
Series 2014-B 4.00%, 04/01/2044(j)	242	190,112
Series 2018 5.00%, 04/01/2038	75	76,064
Series 2021-B 3.644%, 04/01/2034	200	178,949

	Principal Amount (000)	U.S. $ Value

City of Detroit MI Sewage Disposal System Revenue (Great Lakes Water Authority Sewage Disposal System Revenue) AG Series 2006-D 3.271% (CME Term SOFR 3 Month + 0.60%), 07/01/2032(c)	$875	$873,136
Great Lakes Water Authority Water Supply System Revenue (Great Lakes Water Authority Water Supply System Revenue) Series 2025-C 5.25%, 07/01/2050	1,000	1,049,402
Michigan Finance Authority (Corewell Health Obligated Group) Series 2016 5.00%, 11/01/2044	2,305	2,304,963
Michigan Finance Authority (Michigan Finance Authority Tobacco Settlement Revenue) Series 2020-A 3.267%, 06/01/2039	580	544,185
Series 2020-B Zero Coupon, 06/01/2065	990	98,961
Michigan Finance Authority (Public Lighting Authority) BAM Series 2025 5.00%, 07/01/2044	1,000	1,046,029
Michigan State Hospital Finance Authority (Corewell Health Obligated Group) Series 2025-A 5.00%, 08/15/2046	2,000	2,068,155
Michigan Strategic Fund (Michigan Strategic Fund-I 75 Improvement Project) AG Series 2018 4.125%, 06/30/2035	1,610	1,577,274
Michigan Tobacco Settlement Finance Authority (Tobacco Settlement Financing Corp/MI) Series 2008-C Zero Coupon, 06/01/2058	10,000	162,237

		10,869,042

Minnesota – 1.7%
City of Bloomington MN (City of Bloomington MN) Series 2024-A 6.18%, 07/01/2041(a)	1,000	975,319
City of Brooklyn Park MN (Brooklyn Park AH I LLLP) Series 2023 6.205%, 01/01/2042(a)(j)	1,000	1,025,344
City of Brooklyn Park MN (Brooklyn Park AH II LLLP) Series 2024 6.26%, 07/01/2041(a)	1,000	981,038
City of Center City MN (Hazelden Betty Ford Foundation) Series 2025 5.00%, 11/01/2044	1,000	1,039,635
5.00%, 11/01/2047	1,000	1,021,113
City of Columbus MN (Adalyn Avenue LLLP) Series 2023 5.98%, 12/01/2041(a)	1,000	1,002,411
City of Rochester MN (DRG Rochester Apartments) Series 2026 5.92%, 08/01/2044	1,595	1,544,475
7.00%, 08/01/2040	115	112,803
7.38%, 02/01/2045	220	215,614

	Principal Amount (000)	U.S. $ Value

7.63%, 08/01/2044	$1,010	$1,005,623
Dakota County Community Development Agency (Rosemont AH I LLLP) Series 2023 5.66%, 07/01/2041(a)	585	573,482
Dakota County Community Development Agency (Valley Station Apartments Project) Series 2026 5.68%, 05/01/2043	1,400	1,374,477
7.25%, 05/01/2030	615	608,812
7.50%, 11/01/2043	100	98,511
Housing & Redevelopment Authority of The City of St. Paul Minnesota (Minnesota Math & Science Academy) Series 2021 4.00%, 06/01/2051(f)	225	129,341
4.00%, 06/01/2056(f)	100	54,302
Minneapolis-St. Paul Metropolitan Airports Commission (Minneapolis-St Paul Metropolitan Airports Commission) Series 2024 5.00%, 01/01/2036	1,500	1,608,915
5.00%, 01/01/2041	1,000	1,038,993
Minnesota Health & Education Facilities Authority (Kingspath Target Housing of Minnesota) Series 2026 5.00%, 11/15/2036(a)	200	195,226
6.25%, 11/15/2046(a)	580	572,333
6.625%, 11/15/2056(a)	1,085	1,076,428
6.625%, 11/15/2061(a)	3,075	3,029,163
8.00%, 11/15/2031(a)	100	98,461
Minnesota Municipal Gas Agency (Nomura Holdings, Inc.) Series 2026-A 5.00%, 09/01/2035	3,350	3,428,991
Minnesota Municipal Gas Agency (Royal Bank of Canada) Series 2022-A 4.00%, 12/01/2052	1,000	1,010,841
Washington County Community Development Agency (Raymie Johnson Estates) Series 2025 6.08%, 07/01/2042	995	1,020,116

		24,841,767

Mississippi – 0.3%
City of Gulfport MS (Memorial Hospital at Gulfport Obligated Group) Series 2025 5.00%, 07/01/2034	1,000	1,067,670
5.50%, 07/01/2050	1,400	1,426,640
Mississippi Business Finance Corp. (Alden Group Renewable Energy Mississippi) Series 2022 8.00%, 12/01/2029(e)(f)(h)	500	25,000
Mississippi Development Bank (Magnolia Regional Health Center) Series 2021 4.00%, 10/01/2035(a)	2,300	2,085,681

		4,604,991

Missouri – 0.5%
Health & Educational Facilities Authority of the State of Missouri (BJC Healthcare Obligated Group) Series 2026-A 5.00%, 04/01/2036	1,150	1,272,557

	Principal Amount (000)	U.S. $ Value

Lee’s Summit Industrial Development Authority (John Knox Village Obligated Group) Series 2021-A 5.00%, 08/15/2056	$290	$264,277
Metropolitan St. Louis Sewer District (Metropolitan St. Louis Sewer District) Series 2025-C 5.00%, 05/01/2036	2,000	2,246,778
Missouri Highway & Transportation Commission (Missouri Highway & Transportation Commission) Series 2025 5.00%, 05/01/2027	3,000	3,051,307
Taney County Industrial Development Authority (Taney County Industrial Development Authority Lease) Series 2023 6.00%, 10/01/2049(a)	100	99,651

		6,934,570

Montana – 0.1%
County of Gallatin MT (Bozeman Fiber, Inc.) Series 2021-A 4.00%, 10/15/2036(a)	125	89,639
Series 2025 0.00%, 10/15/2055(a)(j)	1,000	806,897
Montana Facility Finance Authority (St. John’s Lutheran Ministries Obligated Group) Series 2026-A 6.125%, 11/15/2056	1,000	1,004,480

		1,901,016

Nebraska – 0.3%
Central Plains Energy Project (Bank of Montreal) Series 2023-A 5.00%, 05/01/2054	1,000	1,038,775
Central Plains Energy Project (Royal Bank of Canada) Series 2025-A 5.00%, 08/01/2055	1,410	1,483,653
Nebraska Public Power District (Nebraska Public Power District) Series 2026-A 5.25%, 01/01/2055	1,785	1,859,543

		4,381,971

Nevada – 0.2%
City of Reno NV (County of Washoe NV Sales Tax Revenue) Series 2018-C Zero Coupon, 07/01/2058(a)	1,000	160,388
Reno-Tahoe Airport Authority (Reno-Tahoe Airport Authority) Series 2024 5.00%, 07/01/2032	1,300	1,390,097
State of Nevada Department of Business & Industry (Desertxpress Enterprises) Series 2025 12.00%, 01/01/2065(a)	1,055	675,200

		2,225,685

New Hampshire – 3.1%
National Finance Authority (NFA 2024-3) Series 2024-3, Class A 4.033%, 10/01/2051	1,973	1,882,364

	Principal Amount (000)	U.S. $ Value

National Finance Authority Affordable Housing Certificates Series 2024-1 (ARC70 2024-1) Series 2024-1, Class A 4.15%, 10/20/2040(c)	$1,987	$1,935,586
National Finance Authority Subordinate Municipal Certificates Series 2025-1 (NFASM 2025-1) Series 2025-1, Class B1 5.15%, 09/28/2037	1,000	973,677
New Hampshire Business Finance Authority (ARC70 2025-1) Series 2025-1, Class A1 4.75%, 06/20/2041(c)	1,992	2,035,023
New Hampshire Business Finance Authority (ARC70 2026-1) Series 2026-1, Class A1 4.125%, 04/20/2043	4,374	4,213,519
Series 2026-1, Class A2 4.50%, 04/20/2043	1,098	1,060,060
New Hampshire Business Finance Authority (Bridgeland Water & Utility Districts 490, 491 & 158) Series 2024 5.375%, 12/15/2035(a)	1,000	992,446
New Hampshire Business Finance Authority (Bridgeland Water & Utility Districts-Multiple) Series 2025 5.875%, 12/15/2033(a)	1,655	1,644,946
New Hampshire Business Finance Authority (Greater Raleigh Area Christian Education) Series 2025 5.75%, 08/01/2055	1,000	961,649
New Hampshire Business Finance Authority (Hays Consolidated Independent School District Lease) Series 2026-A Zero Coupon, 12/15/2067(d)	4,150	399,936
New Hampshire Business Finance Authority (Lakes Fresh Water Supply District of Denton County) Series 2024 5.00%, 12/01/2028(a)	747	745,285
New Hampshire Business Finance Authority (LGI Homes-Texas LLC) Series 2026 Zero Coupon, 12/15/2041	1,000	376,002
New Hampshire Business Finance Authority (Medical Center Health System) Series 2025 5.875%, 11/01/2045	1,525	1,509,716
6.00%, 11/01/2055	4,115	3,889,692
10.00%, 05/01/2036	1,000	976,088
New Hampshire Business Finance Authority (New Hampshire Business Finance Authority State Lease) Series 2025-A Zero Coupon, 02/01/2035(a)	938	541,629
Series 2026 Zero Coupon, 12/15/2034(a)	1,000	576,368
6.50%, 12/01/2034(a)	989	989,235
New Hampshire Business Finance Authority (NFA 2020-1) Series 2020-1, Class A 4.125%, 01/20/2034	1,929	1,926,952
New Hampshire Business Finance Authority (NFA 2022-1) Series 2022-1, Class A 4.375%, 09/20/2036	1,890	1,883,474

	Principal Amount (000)	U.S. $ Value

Series 2022-1, Class X 0.334%, 09/20/2036(k)	$945	$16,473
New Hampshire Business Finance Authority (NFA 2022-2) Series 2022-2, Class A 4.00%, 10/20/2036	947	921,617
Series 2022-2, Class X 0.675%, 10/01/2036(k)	947	36,184
New Hampshire Business Finance Authority (NFA 2024-1) Series 2024-1, Class A 4.25%, 07/01/2051	1,768	1,702,116
Series 2024-1, Class X 0.495%, 07/01/2051(k)	828	27,772
New Hampshire Business Finance Authority (NFA 2024-2) Series 2024-2, Class A 3.625%, 08/20/2039	1,963	1,846,127
Series 2024-2, Class X 0.507%, 08/20/2039(k)	1,963	71,787
New Hampshire Business Finance Authority (NFA 2025-1) Series 2025-1, Class A1 4.085%, 01/20/2041	987	944,959
New Hampshire Business Finance Authority (NFA 2025-2) Series 2025-2, Class A1 4.089%, 11/20/2042	1,980	1,877,628
New Hampshire Business Finance Authority (NFA 2025-3) Series 2025-3, Class B 4.795%, 10/20/2042	1,000	704,844
New Hampshire Business Finance Authority (NFA 2026-1) Series 2026-1, Class A1 4.25%, 07/20/2041	2,725	2,571,773
Series 2026-1, Class B 9.491%, 07/20/2041(a)	1,000	1,454,135
New Hampshire Business Finance Authority (NFA 2026-1IMPACT) Series 2026-1 5.10%, 12/20/2042	1,000	1,022,866
New Hampshire Business Finance Authority (NFA 2026-2) Series 2026-2, Class A1 4.40%, 04/20/2043	1,998	1,979,769
New Hampshire Business Finance Authority (Novant Health Obligated Group) Series 2025 5.25%, 06/01/2045	1,375	1,428,912

		46,120,609

New Jersey –1.7%
New Jersey Economic Development Authority (DRP Urban Renewal 4 LLC) Series 2025 6.375%, 01/01/2035(a)	1,000	1,052,534
6.625%, 01/01/2045(a)	1,000	1,049,707
New Jersey Economic Development Authority (New Jersey-American Water) Series 2023 3.75%, 11/01/2034	1,200	1,207,431

	Principal Amount (000)	U.S. $ Value

New Jersey Economic Development Authority (State of New Jersey Lease) Series 2023 5.398%, 03/01/2033	$1,000	$1,008,429
Series 2024-S 5.00%, 06/15/2034	1,000	1,100,745
New Jersey Economic Development Authority (United Airlines, Inc.) Series 2012 5.25%, 09/15/2029	115	115,133
New Jersey Health Care Facilities Financing Authority (Inspira Health Obligated Group) Series 2017-A 5.00%, 07/01/2036	280	283,491
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant) Series 2016 5.00%, 06/15/2029	550	550,649
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease) AG Series 2006-C Zero Coupon, 12/15/2033	2,000	1,535,976
New Jersey Transportation Trust Fund Authority (State of New Jersey Lease) Series 2024-A 4.00%, 06/15/2042	3,530	3,311,945
5.00%, 06/15/2037	3,750	4,089,045
New Jersey Turnpike Authority (New Jersey Turnpike Authority) Series 2025-C 5.00%, 01/01/2032	1,000	1,095,072
Series 2027-A 5.00%, 01/01/2032(d)	1,000	1,076,203
5.00%, 01/01/2033(d)	1,000	1,085,536
Tobacco Settlement Financing Corp./NJ (Tobacco Settlement Financing Corp/NJ) Series 2018-A 5.00%, 06/01/2046	1,000	985,374
Series 2018-B 5.00%, 06/01/2046	5,235	5,054,535

		24,601,805

New Mexico – 0.1%
New Mexico Hospital Equipment Loan Council (Haverland Carter Lifestyle Obligated Group) Series 2019 5.00%, 07/01/2049	1,000	898,626
New Mexico Municipal Energy Acquisition Authority (Royal Bank of Canada) Series 2025 5.00%, 06/01/2054	1,000	1,053,058

		1,951,684

New York – 5.9%
Build NYC Resource Corp. (KIPP NYC Public Charter Schools) Series 2023 5.25%, 07/01/2062	1,000	991,270
City of New York NY (City of New York NY) Series 2024-D 4.00%, 04/01/2045	1,000	919,431
Series 2025-B 5.00%, 08/01/2028	1,000	1,042,405

	Principal Amount (000)	U.S. $ Value

Hempstead Town Local Development Corp. (Evergreen Charter School) Series 2022-A 5.50%, 06/15/2057	$2,000	$1,921,100
Long Island Power Authority (Long Island Power Authority) Series 2023-E 5.00%, 09/01/2048	1,000	1,036,325
Series 2026-B 5.00%, 09/01/2048(d)	1,000	1,037,876
Metropolitan Transportation Authority (Metropolitan Transportation Authority) Series 2020-A 5.00%, 11/15/2045	1,000	1,058,144
Series 2020-C 4.75%, 11/15/2045	3,170	3,184,914
5.00%, 11/15/2050	1,000	1,005,041
5.25%, 11/15/2055	1,000	1,011,398
Series 2020-E 4.00%, 11/15/2026	1,155	1,159,320
Monroe County Industrial Development Corp./NY (St. Ann’s of Greater Rochester Obligated Group) Series 2019 5.00%, 01/01/2040	550	536,706
New York City Transitional Finance Authority Building Aid Revenue (New York City Transitional Finance Authority Building Aid Revenue State Lease) Series 2018-S 5.00%, 07/15/2032	865	898,186
New York City Transitional Finance Authority Future Tax Secured Revenue (New York City Transitional Finance Authority Future Tax Secured Revenue) Series 2025 5.00%, 05/01/2046	1,370	1,427,434
Series 2025-E 5.00%, 11/01/2053	1,000	1,014,680
Series 2026 5.00%, 11/01/2044	1,340	1,422,240
5.25%, 11/01/2051	1,000	1,045,517
5.50%, 11/01/2054	2,825	3,021,087
New York Counties Tobacco Trust V (New York Counties Tobacco Trust V) Series 2005 Zero Coupon, 06/01/2050	350	53,766
New York Energy Finance Development Corp. (Athene Annuity & Life Co.) Series 2025 5.00%, 07/01/2056	2,000	2,033,512
New York Liberty Development Corp. (3 World Trade Center LLC) Series 2014 5.00%, 11/15/2044(a)	1,215	1,216,667
5.375%, 11/15/2040(a)	115	115,136
New York Liberty Development Corp. (7 World Trade Center II) Series 2022 3.00%, 09/15/2043	2,000	1,589,307
New York Power Authority (New York Power Authority SFP Transmission Project) AG Series 2023 5.00%, 11/15/2053	2,000	2,068,389
New York State Dormitory Authority (Garnet Health Medical Center Obligated Group) Series 2017 5.00%, 12/01/2034(a)	1,000	962,348

	Principal Amount (000)	U.S. $ Value

New York State Dormitory Authority (State of New York Pers Income Tax) Series 2025-C 5.25%, 03/15/2050	$1,000	$1,050,384
New York State Thruway Authority (State of New York Pers Income Tax) Series 2022 5.00%, 03/15/2055	10,000	10,158,820
Series 2025-A 5.00%, 03/15/2045	1,610	1,698,146
New York Transportation Development Corp. (Delta Air Lines, Inc.) Series 2018 5.00%, 01/01/2030	1,990	2,036,058
5.00%, 01/01/2032	3,435	3,503,929
New York Transportation Development Corp. (JFK Millennium Partners) Series 2024 5.50%, 12/31/2060	1,845	1,866,585
AG Series 2024 0.00%, 12/31/2054(j)	2,000	1,306,599
New York Transportation Development Corp. (JFK NTO LLC) AG Series 2023 5.00%, 06/30/2049	1,000	995,943
5.125%, 06/30/2060	2,000	1,987,232
Series 2024 5.50%, 06/30/2054	2,000	2,025,031
AG Series 2024 5.00%, 06/30/2049	4,800	4,780,525
Series 2025 6.00%, 06/30/2059	8,330	8,721,533
New York Transportation Development Corp. (Laguardia Gateway Partners) Series 2016-A 5.00%, 07/01/2041	150	150,020
Series 2026 5.00%, 07/01/2028(a)(d)	910	936,427
5.00%, 07/01/2041(a)(d)	1,395	1,432,080
Onondaga Civic Development Corp. (Syracuse University) Series 2025 5.50%, 12/01/2056	1,000	1,071,798
Port Authority of New York & New Jersey (Port Authority of New York & New Jersey) Series 2023-2 5.00%, 12/01/2035	1,285	1,378,708
Series 2024-2 5.00%, 09/01/2034	3,000	3,270,996
Suffolk Regional Off-Track Betting Corp. (Suffolk Regional Off-Track Betting) Series 2024 6.00%, 12/01/2053	1,000	1,016,679
Triborough Bridge & Tunnel Authority (Metropolitan Transportation Authority Payroll Mobility Tax Revenue) Series 2021-A 2.917%, 05/15/2040	500	376,086
Triborough Bridge & Tunnel Authority Sales Tax Revenue (Triborough Bridge & Tunnel Authority Sales Tax Revenue) Series 2023-A 4.50%, 05/15/2063	2,310	2,181,445

	Principal Amount (000)	U.S. $ Value

Troy Capital Resource Corp. (Rensselaer Polytechnic Institute) Series 2020 5.00%, 09/01/2036	$1,500	$1,557,142
TSASC, Inc./NY (TSASC, Inc./NY) Series 2016 5.00%, 06/01/2045	300	280,720
5.00%, 06/01/2048	1,000	928,270
Ulster County Capital Resource Corp. (Woodland Pond at New Paltz) Series 2017 5.00%, 09/15/2037	120	119,539
Westchester County Local Development Corp. (QSH/Tarrytown LLC) Series 2026 6.50%, 12/01/2065(a)	1,000	1,031,301
Western Regional Off-Track Betting Corp. (Western Regional Off-Track Betting) Series 2021 4.125%, 12/01/2041(a)	100	93,687

		87,727,882

North Carolina – 1.3%
City of Charlotte NC Airport Revenue (City of Charlotte NC Airport Revenue) Series 2023 5.00%, 07/01/2048	2,800	2,838,519
5.25%, 07/01/2053	1,575	1,611,391
County of Wake NC (County of Wake NC) Series 2026 5.00%, 04/01/2037	2,000	2,254,619
Cumberland County Industrial Facilities & Pollution Control Financing Authority (American Titanium Metal) Series 2025 3.125%, 12/01/2027	1,085	1,084,246
Fayetteville State University (Fayetteville State University) Series 2023 5.00%, 04/01/2038(a)	1,045	1,095,991
Greater Asheville Regional Airport Authority (Greater Asheville Regional Airport Authority) AG Series 2023 5.25%, 07/01/2048	2,500	2,567,864
Nash Health Care Systems (Nash Health Care Systems) Series 2025 5.25%, 02/01/2055	1,000	1,012,715
North Carolina Medical Care Commission (Deerfield Episcopal Retirement Community Obligated Group) Series 2026 5.25%, 11/01/2056	1,105	1,099,077
North Carolina Medical Care Commission (United Methodist Retirement Homes Obligated Group) Series 2025 5.125%, 10/01/2056	2,720	2,711,795
North Carolina Turnpike Authority (North Carolina Turnpike Authority) Series 2017 5.00%, 01/01/2032	500	503,155
AG Series 2024 Zero Coupon, 01/01/2053	1,000	260,508

	Principal Amount (000)	U.S. $ Value

Raleigh Durham Airport Authority (Raleigh Durham Airport Authority) Series 2020-A 5.00%, 05/01/2036	$1,710	$1,780,464
University of North Carolina at Charlotte (The) (University of North Carolina at Charlotte/The) AG Series 2021 2.802%, 04/01/2045	1,000	663,056

		19,483,400

North Dakota – 0.2%
City of Grand Forks ND (Altru Health System Obligated Group) AG Series 2023-A 5.00%, 12/01/2048	1,000	1,007,170
5.00%, 12/01/2053	1,250	1,252,162
North Dakota Housing Finance Agency (Prairie Ridge 4 LLLP) Series 2025 6.25%, 10/01/2040	1,000	1,078,973

		3,338,305

Ohio – 2.5%
American Municipal Power, Inc. (American Municipal Power Greenup Hydroelectric Revenue) Series 2025 5.00%, 02/15/2045	2,250	2,349,352
Buckeye Tobacco Settlement Financing Authority (Buckeye Tobacco Settlement Financing Authority) Series 2020-B Zero Coupon, 06/01/2057	2,000	132,941
5.00%, 06/01/2055	5,000	3,780,758
City of Chillicothe OH (Adena Health System Obligated Group) Series 2017 5.00%, 12/01/2047	175	172,250
Columbus Regional Airport Authority (Columbus Regional Airport Authority) Series 2025 5.25%, 01/01/2044	10,000	10,478,658
5.25%, 01/01/2045	1,050	1,095,469
County of Allen OH Hospital Facilities Revenue (Bon Secours Mercy Health) Series 2017-A 5.00%, 08/01/2042	1,120	1,133,439
County of Cuyahoga OH (MetroHealth System/The) Series 2017 5.00%, 02/15/2042	205	203,477
5.50%, 02/15/2057	1,500	1,500,695
County of Hamilton OH (Christ Hospital Obligated Group) Series 2023 5.00%, 06/01/2042	1,000	1,001,749
County of Marion OH (United Church Homes Obligated Group) Series 2019 5.125%, 12/01/2049	100	76,501
County of Montgomery OH (Trousdale Foundation Obligated Group) Series 2018-A 6.25%, 04/01/2049(e)(f)(g)(h)(i)	79	941

	Principal Amount (000)	U.S. $ Value

County of Washington OH (Marietta Area Health Care Obligated Group) Series 2022 6.625%, 12/01/2042	$1,000	$1,049,539
Jefferson County Port Authority/OH (JSW Steel USA Ohio, Inc.) Series 2021 3.50%, 12/01/2051(a)	1,000	807,728
Ohio Housing Finance Agency (Ohio Housing Finance Agency) Series 2024 7.50%, 03/01/2049	1,000	1,186,538
Reynoldsburg City School District (Reynoldsburg City School District) Series 2014 4.939%, 09/01/2032	800	833,551
State of Ohio (State of Ohio) Series 2026-A 5.00%, 09/15/2035	2,000	2,255,172
University of Toledo (University of Toledo) Series 2023-2 4.63%, 06/01/2036(a)(b)	9,520	9,457,474

		37,516,232

Oklahoma – 0.4%
Oklahoma City Public Property Authority (Oklahoma City Public Property Authority Sales Tax) Series 2026 5.00%, 06/01/2034	2,285	2,536,897
Oklahoma Development Finance Authority (OU Medicine Obligated Group) Series 2018-B 5.50%, 08/15/2052	1,000	998,908
Series 2022-A 5.50%, 08/15/2044	1,000	1,009,889
Tulsa Municipal Airport Trust Trustees/OK (American Airlines, Inc.) Series 2025 6.25%, 12/01/2035	1,500	1,677,007

		6,222,701

Oregon – 0.6%
Port of Portland OR Airport Revenue (Port of Portland OR Airport Revenue) Series 2023 5.25%, 07/01/2042	6,815	7,180,748
Series 2024-T 5.00%, 07/01/2032	1,020	1,101,939

		8,282,687

Other – 2.0%
2026 Loan Holding-1 (2026 Loan Holding-1) Series 2026-C 3.04% (MUNIPSA + 0.88%), 10/01/2027(a)(c)	2,600	2,585,214
ARC70 II Trust (ARC70 2023-1) Series 2023 5.00%, 04/01/2065(a)	2,183	2,075,292
Federal Home Loan Mortgage Corp. Multifamily ML Certificates (FRETE 2024-ML21) Series 2024-ML21, Class AUS 4.518%, 08/25/2041	1,277	1,281,593

	Principal Amount (000)	U.S. $ Value

Federal Home Loan Mortgage Corp. Multifamily ML Certificates (FRETE 2024-ML22) Series 2024-ML22, Class AUS 4.548%, 10/25/2040	$982	$996,403
Federal Home Loan Mortgage Corp. Multifamily ML Certificates (FRETE 2024-ML23) Series 2024-ML23, Class AUS 4.568%, 04/25/2042	989	1,006,993
Federal Home Loan Mortgage Corp. Multifamily ML Certificates (FRETE 2024-ML24) Series 2024-ML24, Class AUS 4.157%, 05/25/2041	979	956,554
Federal Home Loan Mortgage Corp. Multifamily Variable Rate Certificate (FMMV M052) Series M052, Class A 2.65%, 06/15/2036(c)	375	319,847
Federal Home Loan Mortgage Corp. Multifamily VRD Certificates (FHLM) 4.76%, 08/25/2041	1,978	2,017,617
Federal Home Loan Mortgage Corp. Multifamily VRD Certificates (FHLMC Multifamily VRD Certificates) 4.837%, 03/25/2042	3,992	3,995,428
Series 2025-M 4.095%, 11/25/2042	1,288	1,240,704
Series 2026-M 4.64%, 10/25/2040	997	1,011,018
5.059%, 01/25/2043	1,999	2,103,057
Federal Home Loan Mortgage Corp. Multifamily VRD Certificates (FRTEB 2026-M074) Series 2026-M074, Class AUS 4.016% (CME Term SOFR + 0.40%), 08/25/2041(c)	9,978	9,882,966

		29,472,686

Pennsylvania – 2.9%
Allegheny County Hospital Development Authority (UPMC Obligated Group) Series 2022 2.86% (MUNIPSA + 0.70%), 11/15/2047(c)	2,000	1,988,631
Allentown Neighborhood Improvement Zone Development Authority (Allentown Neighborhood Improvement Zone Center City Investment Revenue) Series 2022 5.25%, 05/01/2042(a)	1,215	1,249,205
Allentown Neighborhood Improvement Zone Development Authority (Allentown Neighborhood Improvement Zone Development Authority) Series 2025 6.00%, 05/01/2042(a)	1,850	2,009,084
Berks County Municipal Authority (The) (Tower Health Obligated Group) Series 2024 5.00%, 06/30/2039	1,000	938,843
7.00%, 06/30/2039	1,280	1,054,997
8.00%, 06/30/2034	110	110,461
Series 2024-A 6.00%, 06/30/2034	100	104,598
Chester County Industrial Development Authority (Collegium Charter School) Series 2022 5.625%, 10/15/2042(a)	250	240,588
City of Philadelphia PA Water & Wastewater Revenue (City of Philadelphia PA Water & Wastewater Revenue) Series 2020-A 5.00%, 11/01/2045	1,500	1,541,979

	Principal Amount (000)	U.S. $ Value

Commonwealth of Pennsylvania (Commonwealth of Pennsylvania) Series 2026 5.00%, 04/01/2027	$4,000	$4,061,832
Lancaster County Hospital Authority/PA (St. Anne’s Retirement Community Obligated Group) Series 2020 5.00%, 03/01/2040	1,000	962,265
Montgomery County Higher Education & Health Authority (Thomas Jefferson University Obligated Group) Series 2022 5.00%, 05/01/2052	2,000	1,996,323
Pennsylvania Economic Development Financing Authority (Commonwealth of Pennsylvania Dept. of Transportation) Series 2022 5.25%, 06/30/2053	1,000	1,008,022
5.75%, 06/30/2048	2,270	2,377,238
AG Series 2022 5.75%, 12/31/2062	1,000	1,039,714
Pennsylvania Economic Development Financing Authority (Iron Cumberland LLC) Series 2022 7.00%, 12/01/2029	630	628,576
Pennsylvania Economic Development Financing Authority (Noble Environmental, Inc.) Series 2025 6.875%, 09/01/2047(a)	1,000	1,089,932
Series 2026 5.45%, 03/01/2056(a)	1,000	1,026,219
Pennsylvania Economic Development Financing Authority (PA Bridges Finco LP) Series 2015 5.00%, 12/31/2038	100	100,001
Pennsylvania Economic Development Financing Authority (UPMC Obligated Group) Series 2022-C 2.86% (MUNIPSA + 0.70%), 11/15/2047(c)	3,000	2,993,196
Pennsylvania Higher Educational Facilities Authority (Thomas Jefferson University Obligated Group) Series 2024 5.25%, 11/01/2037	2,415	2,590,466
AG Series 2024 5.25%, 11/01/2048	2,500	2,596,893
Philadelphia Authority for Industrial Development (Philadelphia Performing Arts Charter School) Series 2020 5.00%, 06/15/2040(a)	1,000	978,746
Pittsburgh Water & Sewer Authority (Pittsburgh Water & Sewer Authority) AG Series 2023-2 4.53%, 09/01/2040(a)(b)	10,000	9,958,983

		42,646,792

Puerto Rico – 1.6%
Children’s Trust Fund (Children’s Trust Fund) Series 2008-B Zero Coupon, 05/15/2057	5,000	153,769
Commonwealth of Puerto Rico (Commonwealth of Puerto Rico) Series 2022-A Zero Coupon, 11/01/2051	4,331	2,064,331
0.00%, 11/01/2051	8,000	2,680,000
5.069%, 11/01/2051	2,253	1,644,642

	Principal Amount (000)	U.S. $ Value

Series 2022-C Zero Coupon, 11/01/2043	$6,963	$4,961,492
GDB Debt Recovery Authority of Puerto Rico (GDB Debt Recovery Authority of Puerto Rico) Series 2018 7.50%, 08/20/2040	137	135,428
Puerto Rico Electric Power Authority (Puerto Rico Electric Power Authority) Series 2007-T 5.00%, 07/01/2032(e)(h)	85	61,837
5.00%, 07/01/2037(e)(h)	600	436,500
AG Series 2007-V 5.25%, 07/01/2027	1,000	1,005,332
5.25%, 07/01/2031	375	379,947
Series 2008-W 5.00%, 07/01/2028(e)(h)	245	178,238
Series 2008WW 5.375%, 07/01/2024(e)(l)	125	90,938
Series 2010-A 5.25%, 07/01/2025(e)(l)	1,090	792,975
5.25%, 07/01/2029(e)(h)	100	72,750
5.25%, 07/01/2030(e)(h)	15	10,912
Series 2010AAA 5.25%, 07/01/2021(e)(l)	1,360	989,400
Series 2010-C 5.00%, 07/01/2024(e)(l)	25	18,188
5.25%, 07/01/2027(e)(h)	150	109,125
5.25%, 07/01/2028(e)(h)	305	221,887
Series 2010DDD 5.00%, 07/01/2021(e)(l)	15	10,913
Series 2010-X 5.25%, 07/01/2040(e)(h)	820	596,550
5.75%, 07/01/2036(e)(h)	625	454,687
Series 2010ZZ 5.25%, 07/01/2018(e)(l)	150	109,125
5.25%, 07/01/2024(e)(l)	40	29,100
Series 2012-A 5.00%, 07/01/2029(e)(h)	50	36,375
5.00%, 07/01/2042(e)(h)	100	72,750
5.05%, 07/01/2042(e)(h)	110	80,025
Series 2013-A 7.00%, 07/01/2033(e)(h)	100	75,125
7.00%, 07/01/2040(e)(h)	100	75,125
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth
(AES Puerto Rico LP)
Series 2023-A 6.625%, 01/01/2027	32	32,235
6.625%, 01/01/2028	246	245,238
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth
(San Juan Cruise Port LLC)
Series 2024 6.75%, 01/01/2045	1,000	1,125,534
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue
(Puerto Rico Sales Tax Financing Sales Tax Revenue)
Series 2018-A
Zero Coupon, 07/01/2027	6	5,830
Zero Coupon, 07/01/2029	1,000	906,394
Zero Coupon, 07/01/2046	2,111	768,153
Series 2019-A 5.00%, 07/01/2058	3,967	3,811,486

		24,442,336

	Principal Amount (000)	U.S. $ Value

South Carolina – 1.1%
Charleston County Airport District (Charleston County Airport District) Series 2024-A 5.25%, 07/01/2043	$1,600	$1,691,239
Columbia Housing Authority/SC (Garden Lakes Apartments) Series 2022 5.26%, 11/01/2032	100	98,693
5.41%, 11/01/2039	310	296,099
6.28%, 11/01/2039	100	95,732
Greenville Housing Authority/SC (Victor Verdae Apartments) Series 2023 6.16%, 05/01/2063(a)	1,000	893,614
Last Step Recycling LLC (Last Step Recycling LLC) 9.5%, 12/15/2028(f)(g)(i)(m)	168	168,057
Patriots Energy Group Financing Agency (Sumitomo Mitsui Financial Group) Series 2023-A 5.25%, 10/01/2054	1,000	1,058,391
South Carolina Jobs-Economic Development Authority (Bon Secours Mercy Health) Series 2025 5.25%, 11/01/2044	3,000	3,209,376
South Carolina Jobs-Economic Development Authority (Connexion Communities Obligated Group) Series 2025 6.75%, 10/15/2060(a)	1,200	1,226,678
South Carolina Jobs-Economic Development Authority (FAH Pelham LLC) Series 2023-A 6.50%, 02/01/2056(a)	565	548,514
Series 2023-B 7.50%, 08/01/2047(a)	210	201,443
South Carolina Jobs-Economic Development Authority (Last Step Recycling LLC) Series 2021 6.25%, 06/01/2040(e)(f)(h)	100	11,000
6.50%, 06/01/2051(e)(f)(h)	300	33,000
South Carolina Jobs-Economic Development Authority (Novant Health Obligated Group) Series 2024 5.50%, 11/01/2050	1,000	1,050,639
South Carolina Jobs-Economic Development Authority (PSG Patriot’s Place Apartments) Series 2022 0.00%, 06/01/2052(j)	410	314,559
South Carolina Jobs-Economic Development Authority
(Rolling Green Village)
Series 2025 4.00%, 12/01/2030	1,000	1,000,229
South Carolina Public Service Authority (South Carolina Public Service Authority) Series 2016-A 5.00%, 12/01/2036	180	180,113
Series 2024-A 5.00%, 12/01/2041	2,620	2,782,023
Series 2025-B 5.00%, 12/01/2045	2,000	2,093,054

		16,952,453

	Principal Amount (000)	U.S. $ Value

South Dakota – 0.1%
County of Lincoln SD (Augustana University Association/SD) Series 2021 4.00%, 08/01/2061	$1,000	$739,373
South Dakota Housing Development Authority (Schuett Spearfish LP) Series 2023 6.15%, 09/01/2039	150	152,228

		891,601

Tennessee – 1.9%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-A 5.00%, 12/01/2035(a)	1,070	1,054,264
5.125%, 12/01/2042(a)	1,000	966,606
Series 2016-B Zero Coupon, 12/01/2031(a)	150	112,949
Knox County Industrial Development Board (Tompaul Knoxville LLC) Series 2022 9.25%, 11/01/2042(f)	200	169,269
9.5%, 11/01/2052(f)	415	334,758
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (EC Burning Tree LLC) Series 2025 5.00%, 10/01/2028	1,000	1,020,389
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Vanderbilt University Medical Center Obligated Group) Series 2024 5.00%, 07/01/2034	1,000	1,090,830
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd (Trousdale Foundation Obligated Group) Series 2018-A 6.25%, 04/01/2049(e)(f)(g)(h)(i)	107	1,270
Metropolitan Government Nashville & Davidson County Sports Authority (Metropolitan Govt of Nashville & Davidson County TN) AG Series 2023-A 5.25%, 07/01/2053	1,000	1,031,468
Metropolitan Government of Nashville & Davidson County Industrial Development Board (Nashville & Davidson County TN South Nashville Central Business Improvement Dist) Series 2021 Zero Coupon, 06/01/2043(a)	890	400,944
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue (Metropolitan Govt of Nashville & Davidson County TN Water & Sewer Revenue) Series 2025 5.00%, 07/01/2050	2,500	2,569,026
Metropolitan Nashville Airport Authority (The) (Metropolitan Nashville Airport Authority/The) Series 2022-B 5.50%, 07/01/2052	3,500	3,604,852
Series 2026-B 5.00%, 07/01/2035	2,375	2,584,187
5.00%, 07/01/2036	1,000	1,085,600
5.00%, 07/01/2039	3,000	3,176,301
5.00%, 07/01/2040	1,000	1,053,397
Tennergy Corp./TN (Nomura Holdings, Inc.) Series 2022-A 5.50%, 10/01/2053	1,000	1,053,269

	Principal Amount (000)	U.S. $ Value
Tennessee Energy Acquisition Corp. (Goldman Sachs Group) Series 2023-A 5.00%, 05/01/2053	$1,000	$1,023,324
Tennessee Energy Acquisition Corp. (Massachusetts Mutual Life Insurance) Series 2026-A 5.00%, 11/01/2034	3,910	4,100,084
Tennessee Energy Acquisition Corp. (Pacific Life Insurance) Series 2025-A 5.00%, 12/01/2035	2,000	2,076,453
Wilson County Health & Educational Facilities Board (Limestone Trail Apartments) Series 2021 4.00%, 12/01/2039	200	157,106

		28,666,346

Texas – 5.2%
Arlington Higher Education Finance Corp. (BASIS Texas Charter Schools) Series 2025 5.75%, 06/15/2055(a)	1,000	1,002,133
Arlington Higher Education Finance Corp. (Magellan School/The) Series 2022 6.25%, 06/01/2052(a)	200	192,095
6.375%, 06/01/2062(a)	250	239,826
Austin Convention Enterprises, Inc. (Austin Convention Enterprises) Series 2017-A 5.00%, 01/01/2034	500	500,288
Baytown Municipal Development District (Baytown Municipal Development District Baytown Convention Center Hotel Revenue Hotel Occupancy Tax) Series 2021 5.00%, 10/01/2050(a)	400	294,625
Beaumont Housing Authority (Beaumont Housing Authority) Series 2025 6.50%, 07/01/2055(a)	990	970,783
Board of Managers Joint Guadalupe County-City of Seguin Hospital (Board of Managers Joint Guadalupe County-City of Seguin Hospital) Series 2015 5.00%, 12/01/2040	1,000	957,509
Board of Regents of the University of Texas System (Board of Regents of the University of Texas System) Series 2019-B 5.00%, 08/15/2049	2,915	3,118,611
Brazoria County Industrial Development Corp. (AM Winddownco LLC) 10.00%, 06/01/2042(e)(f)(g)(h)(i)	469	47
City of Dallas Housing Finance Corp. (DHFC The Briscoe Apartments) Series 2022 Zero Coupon, 12/01/2062(a)	4,760	321,901
6.00%, 12/01/2062	555	513,888
City of Dallas Housing Finance Corp. (DHFC The Dylan Apartments) Series 2022 6.00%, 12/01/2062(a)	270	237,904
6.25%, 12/01/2054(a)	100	83,821

	Principal Amount (000)	U.S. $ Value

City of Houston TX Airport System Revenue (United Airlines, Inc.) Series 2024-B 5.50%, 07/15/2038	$4,645	$4,947,781
Series 2026 5.50%, 07/15/2036	1,000	1,079,087
City of Houston TX Hotel Occupancy Tax & Special Revenue (City of Houston TX Hotel Occupancy Tax & Special Revenue) Series 2026 5.50%, 09/01/2058	1,500	1,577,232
AG Series 2026-C Zero Coupon, 09/01/2049	2,000	619,499
City of San Antonio TX Airport System (City of San Antonio TX Airport System) BAM Series 2026 5.00%, 07/01/2060(d)	1,795	1,783,971
Conroe Local Government Corp. (Conroe Local Govt Conroe Convention Center Hotel) Series 2021 4.00%, 10/01/2046	1,000	892,060
Dallas County Flood Control District No. 1 (Dallas County Flood Control District No. 1) Series 2015 5.00%, 04/01/2028(a)	100	100,014
Dallas Fort Worth International Airport (Dallas Fort Worth Intl Airport) Series 2025-A 5.00%, 11/01/2033	1,000	1,083,260
5.00%, 11/01/2034	2,370	2,566,992
5.00%, 11/01/2035	2,000	2,152,761
5.25%, 11/01/2037	1,000	1,086,348
5.25%, 11/01/2039	1,850	1,982,586
Harris County Cultural Education Facilities Finance Corp. (Houston Methodist Hospital Obligated Group) Series 2026-A 5.00%, 12/01/2029	4,680	4,962,774
Harris County Industrial Development Corp. (Energy Transfer LP) Series 2023 4.05%, 11/01/2050	2,575	2,643,973
Hidalgo County Regional Mobility Authority (Hidalgo County Regional Mobility Authority) Series 2022-B Zero Coupon, 12/01/2042	1,400	596,111
Love Field Airport Modernization Corp. (Dallas Love Field) Series 2015 5.00%, 11/01/2032	500	500,955
Lower Colorado River Authority (Lower Colorado River Authority) Series 2024 5.00%, 05/15/2040	1,690	1,783,607
McCamey County Hospital District (McCamey County Hospital District) Series 2026 4.50%, 12/01/2036(d)	2,000	1,928,193
New Hope Cultural Education Facilities Finance Corp. (Dwyer Workforce Development) Series 2023 8.50%, 09/01/2027(f)	710	710,038
New Hope Cultural Education Facilities Finance Corp. (Legacy at Midtown Park Obligated Group) Series 2018-A 5.50%, 07/01/2054	300	261,946

	Principal Amount (000)	U.S. $ Value

Series 2025 6.75%, 07/01/2044	$220	$230,191
7.125%, 07/01/2056	100	104,215
New Hope Cultural Education Facilities Finance Corp. (Morningside Ministries Obligated Group) Series 2020 5.00%, 01/01/2055	100	84,465
Series 2022 4.00%, 01/01/2047	100	77,062
5.00%, 01/01/2057	200	166,277
New Hope Cultural Education Facilities Finance Corp. (Outlook at Windhaven Forefront Living Obligated Group) Series 2022 6.875%, 10/01/2057	1,000	1,030,191
New Hope Cultural Education Facilities Finance Corp. (SLF CHP LLC) Series 2025 6.25%, 07/01/2045(a)	1,000	1,048,416
North East Texas Regional Mobility Authority (North East Texas Regional Mobility Authority) Series 2025-A 5.00%, 01/01/2042	1,500	1,558,321
North Texas Tollway Authority (North Texas Tollway System) AG Series 2008D Zero Coupon, 01/01/2034	1,000	764,892
Port of Beaumont Industrial Development Authority (Jefferson 2020 Bond Lessee & Borrower Obligated Group) Series 2021 4.10%, 01/01/2028(a)	2,000	1,839,460
Port of Beaumont Navigation District (Jefferson 2020 Bond Lessee & Borrower Obligated Group) Series 2024 5.25%, 01/01/2054(a)	2,000	1,818,096
Port of Beaumont Navigation District (Jefferson Railport Terminal II) Series 2021 2.625%, 01/01/2031(a)	300	256,505
San Antonio Water System (San Antonio Water System) Series 2022-B 5.25%, 05/15/2052	2,000	2,090,790
Tarrant County Cultural Education Facilities Finance Corp. (Ascension Health Credit Group) Series 2025 5.00%, 11/15/2051	1,000	1,093,752
Tarrant County Cultural Education Facilities Finance Corp. (Baylor Scott & White Health Obligated Group) Series 2026 5.00%, 11/15/2029	1,480	1,573,708
Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way) Series 2024-A 5.75%, 12/01/2054	329	258,840
Tarrant County Cultural Education Facilities Finance Corp. (Tarrant County Cultural Education Facilities Finance) 5.00%, 11/15/2025(e)(g)(i)(l)	552	-0-
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources Obligated Group) Series 2025-A 5.00%, 11/15/2039	1,000	1,073,344

	Principal Amount (000)	U.S. $ Value

Texas Municipal Gas Acquisition & Supply Corp. II (JPMorgan Chase & Co.) Series 2007 3.50% (CME Term SOFR 3 Month + 1.05%), 09/15/2027(c)	$1,725	$1,728,463
Series 2012-C 3.281% (CME Term SOFR 3 Month + 0.86%), 09/15/2027(c)	1,735	1,737,602
Texas Municipal Gas Acquisition & Supply Corp. III (Macquarie Group Ltd.) Series 2021 5.00%, 12/15/2029	1,000	1,036,379
5.00%, 12/15/2031	1,000	1,043,218
Texas Municipal Gas Acquisition & Supply Corp. IV (BP PLC) Series 2023-B 5.50%, 01/01/2054	3,000	3,196,269
Texas Municipal Gas Acquisition & Supply Corp. V (Bank of America Corp.) Series 2024 5.00%, 01/01/2055	2,000	2,072,822
Texas Municipal Gas Acquisition & Supply Corp. V (Citigroup, Inc.) Series 2026 5.00%, 04/01/2036	2,730	2,817,793
Texas Municipal Gas Acquisition & Supply Corp. VI (Bank of America Corp.) Series 2025 5.00%, 01/01/2036	2,000	2,060,609
Series 2026-A 5.25%, 03/01/2037(d)	2,115	2,223,606
Texas State University System (Texas State University System) Series 2026-C 5.00%, 03/15/2030(d)	1,480	1,556,497
5.00%, 03/15/2034(d)	1,250	1,358,503

		77,592,905

Utah – 1.1%
City of Salt Lake City UT Airport Revenue (City of Salt Lake City UT Airport Revenue) Series 2017-A 5.00%, 07/01/2042	2,000	2,010,309
Series 2023-A 5.00%, 07/01/2034	1,000	1,077,633
Series 2025-A 5.00%, 07/01/2036	1,870	2,022,950
Deseret Public Infrastructure District No. 2 (Deseret Public Infrastructure District No. 2 Special Assmnt Deseret Assmnt Area 1) Series 2026 6.125%, 12/01/2046(a)	1,000	1,011,309
Grapevine Wash Local District (Grapevine Wash Local District Assessment Area No. 1) Series 2024-A 5.25%, 12/01/2044(a)	1,000	992,117
Mida Mountain Village Public Infrastructure District (Mida Mountain Village Public Infrastructure District) Series 2025-1 5.50%, 06/01/2050(a)	1,850	1,870,100
Military Installation Development Authority (Military Installation Development Auth Military Recreation Fac Project Area) Series 2021-A 4.00%, 06/01/2052	500	413,950

	Principal Amount (000)	U.S. $ Value

Point Phase 1 Public Infrastructure District No. 1 (Point Phase 1 Public Infrastructure District No. 1) Series 2025 8.50%, 03/15/2055	$1,000	$1,012,298
Series 2025-A 5.875%, 03/01/2045	1,655	1,723,210
Resort Core Public Infrastructure District No. 1 (Resort Core Public Infrastructure District No. 1) Series 2026-A 0.00%, 03/01/2046(j)	1,000	785,068
Utah Housing Corp. (255 State 4 LLC) Series 2020 4.58%, 01/01/2040(a)(j)	433	370,951
Utah Infrastructure Agency (Utah Infrastructure Agency) Series 2022 5.00%, 10/15/2046	1,000	991,469
Series 2024 5.00%, 10/15/2027	465	473,079
Series 2025 5.25%, 10/15/2037	1,000	1,052,176
Wohali Public Infrastructure District No. 1 (Wohali Public Infrastructure District No. 1 Assessment Area No. 1) Series 2023 7.00%, 12/01/2042(a)	200	179,075
Wolf Creek Infrastructure Financing District No. 1 (Wolf Creek Infrastructure Financing District No. 1) 5.75%, 12/01/2044	994	1,023,831

		17,009,525

Vermont – 0.0%
Vermont Economic Development Authority (Casella Waste Systems) Series 2022 5.00%, 06/01/2052(a)	500	503,268

Virginia – 0.7%
Atlantic Park Community Development Authority (Atlantic Park Community Development Authority District) Series 2023 6.25%, 08/01/2045(a)	600	582,490
Powhatan County Economic Development Authority (Powhatan County Economic Development Authority) Series 2025 6.125%, 09/01/2060(a)	1,000	999,921
US Bank Trust Co. NA (Park Landing LP) Series 2022-B 5.90%, 08/01/2052	420	363,238
Virginia College Building Authority (Marymount University) Series 2015-A 5.00%, 07/01/2045(a)	1,000	759,347
Virginia College Building Authority (Washington & Lee University) Series 2021 3.00%, 01/01/2040	2,000	1,591,913
Virginia Small Business Financing Authority (95 Express Lanes LLC) Series 2022 4.00%, 01/01/2048	1,000	881,238
5.00%, 07/01/2038	1,180	1,214,142

	Principal Amount (000)	U.S. $ Value

Virginia Small Business Financing Authority (Elizabeth River Crossings OpCo) Series 2022 4.00%, 07/01/2034	$2,000	$1,971,343
Virginia Small Business Financing Authority (I-66 Express Mobility Partners) Series 2017 5.00%, 12/31/2056	1,765	1,727,998
Virginia Small Business Financing Authority (P3 VB Holdings LLC) Series 2023 8.50%, 12/01/2052(a)	430	415,010
Virginia Small Business Financing Authority (Total Fiber Recovery @ Chesapeake) Series 2022 8.041% (SOFR + 5.50%), 06/01/2029(c)(e)(f)(h)	530	121,900
8.50%, 06/01/2042(e)(f)(h)	615	141,450

		10,769,990

Washington – 2.4%
Grays Harbor County Public Hospital District No. 1 (Grays Harbor County Public Hospital District No. 1) Series 2023 6.875%, 12/01/2053	100	107,627
King County Public Hospital District No. 4 (King County Public Hospital District No. 4) Series 2025 7.00%, 12/01/2060	1,300	1,319,693
King County School District No. 405 Bellevue (King County School District No. 405 Bellevue) Series 2026 5.00%, 12/01/2027	1,000	1,031,652
Port of Seattle WA (Port of Seattle WA) Series 2022 5.00%, 08/01/2030	1,000	1,062,858
5.00%, 08/01/2033	2,500	2,679,074
5.50%, 08/01/2047	1,500	1,573,720
Series 2025-B 5.00%, 10/01/2029	1,000	1,054,008
5.00%, 10/01/2033	3,000	3,248,663
5.00%, 10/01/2040	7,000	7,356,423
State of Washington (State of Washington) Series 2023-2 5.00%, 08/01/2037	2,500	2,717,536
Series 2026-C 5.00%, 02/01/2038	2,000	2,219,908
Vancouver Housing Authority (Vancouver Housing Authority) Series 2025 4.25%, 02/01/2038	2,140	2,110,052
Washington Health Care Facilities Authority (CommonSpirit Health Obligated Group) Series 2017 5.00%, 08/15/2035	1,245	1,261,669
Washington State Housing Finance Commission (Eastside Retirement Association Obligated Group) Series 2026 5.25%, 07/01/2051	1,000	1,026,261
Washington State Housing Finance Commission (Heron’s Key Obligated Group) Series 2026 2.85%, 07/01/2030	1,000	993,338

	Principal Amount (000)	U.S. $ Value

3.00%, 07/01/2031	$1,000	$991,404
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest Obligated Group) Series 2013 5.25%, 01/01/2043(a)	1,000	935,022
Series 2019-A 5.00%, 01/01/2055(a)	1,000	911,831
Washington State Housing Finance Commission (WSHFC 2021-1) Series 2021-1, Class A 3.50%, 12/20/2035	259	244,607
Series 2021-1, Class X 0.727%, 12/20/2035(k)	909	30,279
Washington State Housing Finance Commission (WSHFC 2023-1) Series 2023-1, Class X 1.451%, 04/20/2037(k)	1,942	173,818
Washington State Housing Finance Commission (WSHFC 2024-1) Series 2024-1, Class A 4.085%, 03/01/2050	1,970	1,878,419
Washington State Housing Finance Commission (WSHFC 2025-1) Series 2025-1, Class A1 3.949%, 08/20/2063	991	932,081

		35,859,943

West Virginia – 0.3%
City of South Charleston WV (City of South Charleston WV South Charleston Park Place Excise Tax District) Series 2022 4.25%, 06/01/2042(a)	250	211,141
County of Monongalia WV (Monongalia County Building Commission Development District No. 4) Series 2023 5.75%, 06/01/2043(a)	880	935,647
Monongalia County Commission Excise Tax District (Monongalia County Commission Excise Tax District) Series 2023 0.00%, 06/01/2053(a)(j)	510	113,816
7.00%, 06/01/2043(a)	100	105,573
Tobacco Settlement Finance Authority/WV (Tobacco Settlement Finance Authority/WV) Series 2020 4.006%, 06/01/2040	3,000	2,345,152
West Virginia Economic Development Authority (Wyoming County Coal LLC) Series 2023 9.00%, 06/01/2038(e)(f)(h)	1,000	600,000

		4,311,329

Wisconsin – 4.6%
KDC Agribusiness LLC (KDC Agribusiness LLC) 12.00%, 09/14/2023(e)(g)(i)(l)	284	-0-
Public Finance Authority (PFA 2026-1) Series 2026-1, Class A1 4.147%, 01/20/2041	2,994	2,742,106
St. Croix Chippewa Indians of Wisconsin (St. Croix Chippewa Indians of Wisconsin) Series 2021 5.00%, 09/30/2041(a)	200	179,529

	Principal Amount (000)	U.S. $ Value

State of Wisconsin (State of Wisconsin) Series 2027-1 5.00%, 05/01/2030(d)	$2,000	$2,130,349
Wisconsin Center District (Wisconsin Center District Ded Tax) Series 2022 5.25%, 12/15/2061(a)	200	194,484
Wisconsin Health & Educational Facilities Authority (Benevolent Cedar Community Obligated Group) Series 2026 5.50%, 06/01/2061	1,000	988,546
Wisconsin Health & Educational Facilities Authority (Chiara Housing & Services Obligated Group) Series 2024 5.00%, 07/01/2035	920	937,314
5.875%, 07/01/2055	4,000	4,003,350
Wisconsin Health & Educational Facilities Authority (Oakwood Lutheran Senior Ministries Obligated Group) Series 2021 4.00%, 01/01/2047	100	85,955
4.00%, 01/01/2057	1,000	790,196
Wisconsin Health & Educational Facilities Authority (Sanford Obligated Group) BAM Series 2024 5.25%, 02/15/2054	2,500	2,558,583
Wisconsin Health & Educational Facilities Authority (St. John’s Communities Obligated Group) Series 2022 4.00%, 09/15/2036	775	759,585
4.00%, 09/15/2041	765	709,613
4.00%, 09/15/2045	650	577,191
Wisconsin Housing & Economic Development Authority (Roers Sun Prairie Apartments Owner) Series 2022 4.625%, 03/15/2040(a)	100	88,098
Series 2022-A 3.875%, 12/01/2039(a)	460	403,200
Wisconsin Public Finance Authority (21st Century Public Academy) Series 2020 3.75%, 06/01/2030(a)	275	261,500
Wisconsin Public Finance Authority (Absolute Awakenings) Series 2025-A 7.00%, 01/01/2045(a)	1,000	1,071,185
Wisconsin Public Finance Authority (Alpha Ranch Water Control & Improvement District of Denton & Wise Counties) Series 2024 Zero Coupon, 12/15/2038(a)	979	447,912
Wisconsin Public Finance Authority (Bedford Anthem Clearwater) Series 2026 4.35%, 08/01/2036	1,000	1,003,071
Wisconsin Public Finance Authority (Bedford Forest View LLC) Series 2026 4.00%, 08/01/2036	1,000	976,753
Wisconsin Public Finance Authority (C/HP Cove, Inc.) Series 2026 4.00%, 05/01/2036	1,000	961,416

	Principal Amount (000)	U.S. $ Value

Wisconsin Public Finance Authority (Catholic Bishop of Chicago/The) Series 2021 5.75%, 07/25/2041(f)	$1,000	$892,273
Wisconsin Public Finance Authority (CFC-SA LLC) Series 2022 5.00%, 02/01/2062	1,000	945,356
6.00%, 02/01/2062(a)	1,000	1,015,619
Wisconsin Public Finance Authority (Creekhaven Wildrye & Furst Ranch Projects) Series 2026 Zero Coupon, 12/15/2036(a)	1,000	508,550
Wisconsin Public Finance Authority (Crossroads Health Project) Series 2023 8.00%, 07/01/2053(e)(f)(h)	1,000	778,543
Wisconsin Public Finance Authority (Denton County Municipal Utility District No. 16) Series 2024 5.75%, 12/15/2033(a)	1,000	990,713
Wisconsin Public Finance Authority (Deutsche Bank AG) Series 2026 3.595% (SOFR + 1.15%), 12/01/2068(a)(c)	1,070	1,066,261
Wisconsin Public Finance Authority (FAH Tree House LLC) Series 2023 6.50%, 08/01/2053(a)	500	448,312
6.625%, 02/01/2046(a)	375	311,558
Wisconsin Public Finance Authority (Gannon University) Series 2017 5.00%, 05/01/2042	1,315	1,238,547
Wisconsin Public Finance Authority (Heritage Bend Project) Series 2025 Zero Coupon, 12/15/2042(a)	2,585	816,284
Wisconsin Public Finance Authority (Inperium Obligated Group) Series 2024 5.00%, 12/01/2034(a)	1,840	1,877,224
Wisconsin Public Finance Authority (KDC Agribusiness LLC) Series 2022 15.00%, 04/30/2023(e)(f)(g)(i)(l)	600	-0-
Series 2023 15.00%, 04/30/2023(e)(f)(g)(i)(l)	175	2
Wisconsin Public Finance Authority (Lackland Project) Series 2024 Zero Coupon, 02/01/2031	588	431,580
Wisconsin Public Finance Authority (Lehigh Valley Health Network) Series 2023 7.25%, 12/01/2042(a)	265	273,816
7.50%, 12/01/2052(a)	160	165,695
Wisconsin Public Finance Authority (McLemore Resort Manager) Series 2021 4.50%, 06/01/2056(a)	295	233,532

	Principal Amount (000)	U.S. $ Value

Wisconsin Public Finance Authority (Montgomery County Municipal Utility District Nos 123 & 153) Series 2024 Zero Coupon, 12/15/2034(a)	$877	$517,911
Wisconsin Public Finance Authority (North San Gabriel Municipal Utility District No. 1) Series 2023 Zero Coupon, 09/01/2029(a)	100	79,234
Wisconsin Public Finance Authority (Peapack Senior Living Obligated Group) Series 2026 7.00%, 06/01/2061(a)(d)	1,000	987,737
Wisconsin Public Finance Authority (Prerefunded - US Treasuries) Series 2020 5.00%, 04/01/2050(a)	25	26,593
Wisconsin Public Finance Authority (Puerto Rico Tollroads LLC) Series 2024 5.75%, 07/01/2049	2,500	2,575,700
Wisconsin Public Finance Authority (QCF Behavioral Hospitals I Obligated Group) Series 2024 7.50%, 07/01/2059(a)	995	1,087,426
Wisconsin Public Finance Authority (Queens University of Charlotte) Series 2022 5.25%, 03/01/2042	1,000	1,023,811
Wisconsin Public Finance Authority (RBS Evolution LLC) Series 2023 10.00%, 11/01/2038(a)	1,000	1,102,883
Wisconsin Public Finance Authority (Samaritan Housing Foundation Obligated Group) Series 2021 4.00%, 06/01/2056(a)	500	365,587
Series 2022 4.00%, 06/01/2049(a)	100	77,679
Wisconsin Public Finance Authority (Southeast Overtown Park West Community Redevelopment Agency) Series 2024 5.00%, 06/01/2041(a)	1,000	1,007,660
Wisconsin Public Finance Authority (Southeastern Regional Medical Center Obligated Group) Series 2022 4.00%, 02/01/2034	1,300	1,186,901
Wisconsin Public Finance Authority (SR 400 Peach Partners LLC) Series 2025 5.75%, 06/30/2060	3,985	4,120,333
5.75%, 12/31/2065	5,450	5,623,355
6.50%, 06/30/2060	3,535	3,867,920
6.50%, 12/31/2065	4,955	5,421,653
Wisconsin Public Finance Authority (Triad Math & Science Academy) Series 2025 5.50%, 06/15/2055	1,000	956,700
Wisconsin Public Finance Authority (UMA Education, Inc.) Series 2019 5.00%, 10/01/2027(a)	130	132,012
5.00%, 10/01/2029(a)	100	103,946

	Principal Amount (000)	U.S. $ Value

Wisconsin Public Finance Authority (Washoe Barton Medical Clinic) Series 2021 4.00%, 12/01/2051(a)	$1,000	$790,926
Wisconsin Public Finance Authority (Waterstone Projects) 5.50%, 12/15/2038(a)	924	923,798

Wisconsin Public Finance Authority (West 44th Avenue) Series 2025 5.00%, 01/01/2061	1,000	974,243
Wisconsin Public Finance Authority (Wisconsin Public Finance Authority-Muni Certificates) Series 2026 3.625%, 06/15/2063	1,440	1,426,596

Total Long-Term Municipal Bonds (cost $1,471,725,236)		68,244,405

Short-Term Municipal Notes – 6.2%		1,449,175,888

Arizona – 0.4%

Arizona Health Facilities Authority (Banner Health Obligated Group) Series 2017-C 3.05%, 01/01/2046(n)	6,500	6,500,000

California – 0.9%
Bay Area Toll Authority (Bay Area Toll Authority) Series 2024-H 2.70%, 04/01/2059(n)	4,000	4,000,000
City of Los Angeles CA (City of Los Angeles CA) Series 2026 5.00%, 06/24/2027	4,000	4,084,547
County of Los Angeles CA (County of Los Angeles CA) Series 2026-A 5.00%, 06/30/2027	3,995	4,080,900
Nuveen California AMT-Free Quality Municipal Income Fund (Nuveen California AMT-Free Quality Municipal Income Fund) Series 2017 2.61%, 10/01/2047(a)(n)	1,000	1,000,000

		13,165,447
Colorado – 0.1%

Colorado Educational & Cultural Facilities Authority (Jewish Federation of South Palm Beach County) Series 2008 3.05%, 02/01/2038(n)	615	615,000

Connecticut – 0.4%
City of Danbury CT (City of Danbury CT) Series 2026 4.00%, 02/22/2027	2,500	2,517,319
Town of Greenwich CT (Town of Greenwich CT) Series 2026 4.00%, 02/04/2027	3,000	3,017,539

		5,534,858

Florida – 0.3%

County of Miami-Dade FL Water & Sewer System Revenue (County of Miami-Dade FL Water & Sewer System Revenue) Series 2025-B 5.00%, 10/01/2026	1,750	1,756,462

	Principal Amount (000)	U.S. $ Value

Florida Gulf Coast University Financing Corp. (Florida Gulf Coast University Financing) Series 2009-A 2.16%, 02/01/2039(n)	$900	$900,000

School Board of Miami-Dade County (The) (School Board of Miami-Dade County/The) Series 2026 4.00%, 01/07/2027	2,250	2,262,212

		4,918,674

Idaho – 0.7%

Idaho Health Facilities Authority (St. Luke’s Health System Obligated Group/ID) Series 2018-C 3.00%, 03/01/2048(n)	3,425	3,425,000

State of Idaho (State of Idaho) Series 2026 4.00%, 06/30/2027	7,500	7,587,408

		11,012,408

Illinois – 0.4%

Illinois Finance Authority (OSF Healthcare System Obligated Group) Series 2018 3.00%, 11/15/2037(n)	6,180	6,180,000

Kentucky – 0.1%
Kentucky Economic Development Finance Authority (St. Elizabeth Community Health Support) Series 2018 2.15%, 05/01/2033(n)	835	835,000

Maryland – 0.1%

Maryland Health & Higher Educational Facilities Authority (University of Maryland Medical System Obligated Group) Series 2008 2.95%, 07/01/2041(n)	1,035	1,035,000

Massachusetts – 0.4%

City of Quincy MA (City of Quincy MA) Series 2025 5.00%, 09/29/2026	5,595	5,613,203

Michigan – 0.4%

Grand Traverse County Hospital Finance Authority (Munson Healthcare Obligated Group) Series 2019 3.00%, 07/01/2041(n)	5,800	5,800,000

Green Lake Township Economic Development Corp. (Interlochen Center for the Arts) Series 2023 3.05%, 06/01/2034(n)	600	600,000

		6,400,000

New Jersey – 0.4%

Essex County Improvement Authority (County of Essex NJ) Series 2026 4.00%, 03/12/2027	2,000	2,014,566

Jersey City Redevelopment Agency (Jersey City Redevelopment Agency) Series 2025 5.00%, 12/09/2026	2,000	2,014,907

	Principal Amount (000)	U.S. $ Value
Monmouth County Improvement Authority (The) (Monmouth County Improvement Authority/The) Series 2026 4.00%, 03/12/2027	$2,000	$2,014,429

		6,043,902

New York – 0.7%
City of Rochester NY (City of Rochester NY) Series 2026-I 4.00%, 07/29/2027	3,000	3,033,281
Town of Oyster Bay NY (Town of Oyster Bay NY) Series 2025 4.00%, 08/21/2026	3,150	3,151,398
Series 2026 4.00%, 03/05/2027	2,500	2,519,657
Triborough Bridge & Tunnel Authority (Triborough Bridge & Tunnel Authority) Series 2018-2 3.00%, 01/01/2031(n)	2,000	2,000,000
Series 2022-B 3.00%, 01/01/2033(n)	150	150,000

		10,854,336

North Carolina – 0.1%
Charlotte-Mecklenburg Hospital Authority (The) (Atrium Health Obligated Group) AG Series 2017-E 2.95%, 01/15/2044(n)	1,100	1,100,000

Oregon – 0.0%
Oregon State Facilities Authority (PeaceHealth Obligated Group) Series 2018-A 2.95%, 08/01/2034(n)	600	600,000

Other – 0.3%
Nuveen AMT-Free Municipal Credit Income Fund (Nuveen AMT-Free Municipal Credit Income Fund) Series 2019 2.61%, 03/01/2029(n)	2,200	2,200,000
Nuveen AMT-Free Quality Municipal Income Fund (Nuveen AMT-Free Quality Municipal Income Fund) Series 2021 2.61%, 03/01/2029(n)	2,700	2,700,000

		4,900,000

Pennsylvania – 0.4%
Delaware Valley Regional Finance Authority (Delaware Valley Regional Finance Authority) Series 2024-B 2.95%, 09/01/2059(n)	400	400,000
Pennsylvania Economic Development Financing Authority (UPMC Obligated Group) Series 2026-D 3.00%, 05/15/2053(n)	5,500	5,500,000

		5,900,000

Rhode Island – 0.0%
Rhode Island Health & Educational Building Corp. (Bryant University) Series 2008 2.15%, 06/01/2035(n)	275	275,000

	Principal Amount (000)	U.S. $ Value

South Carolina – 0.1%

Orangeburg County School District (Orangeburg County School District) Series 2025 5.00%, 08/13/2026	$1,500	$1,500,932

Total Short-Term Municipal Notes (cost $93,033,161)		92,983,760

Total Municipal Obligations (cost $1,564,758,397)		1,542,159,648

CORPORATES - INVESTMENT GRADE – 0.3%
Industrial – 0.2%
Consumer Cyclical - Entertainment – 0.0%

Carnival Corp., Ltd. 4.00%, 08/01/2028(a)	400	391,784

YMCA of Greater New York 2.303%, 08/01/2026	495	495,000

		886,784

Other Industrial – 0.2%

Trustees of Columbia University in the City of New York (The) Series 2024 4.355%, 10/01/2035	3,000	2,842,050

		3,728,834

Financial Institutions – 0.1%
Banking – 0.1%

Citigroup, Inc. Series Z 7.375%, 05/15/2028(o)	1,000	1,022,840

Huntington Bancshares, Inc./OH Series F 5.625%, 07/15/2030(o)	100	99,507

Truist Financial Corp. Series Q 5.10%, 03/01/2030(o)	100	99,058

		1,221,405

Total Corporates - Investment Grade (cost $5,082,960)		4,950,239

COMMERCIAL MORTGAGE-BACKED SECURITIES – 0.3%
Non-Agency Floating Rate CMBS – 0.2%

DBC Mortgage Trust Series 2025-DBC, Class B 5.277% (CME Term SOFR 1 Month + 1.60%), 11/15/2042(a)(c)	2,441	2,448,188

Non-Agency Fixed Rate CMBS – 0.1%

MAD Commercial Mortgage Trust Series 2025-11MD, Class A 4.754%, 10/15/2042(a)	2,000	1,966,759

Total Commercial Mortgage-Backed Securities (cost $4,440,601)		4,414,947

	Principal Amount (000)	U.S. $ Value

COLLATERALIZED MORTGAGE OBLIGATIONS – 0.3%
Risk Share Floating Rate – 0.3%
Connecticut Avenue Securities Trust Series 2026-R01, Class 2M1 4.616% (CME Term SOFR + 1.00%), 01/25/2046(a)(c)	$2,004	$2,003,612
Structured Agency Credit Risk Series 2026-DNA1, Class A1 4.466% (CME Term SOFR + 0.85%), 02/25/2046(a)(c)	1,625	1,623,933

Total Collateralized Mortgage Obligations (cost $3,628,931)		3,627,545

CORPORATES - NON-INVESTMENT GRADE – 0.2%
Industrial – 0.1%
Communications - Media – 0.0%
CCO Holdings LLC/CCO Holdings Capital Corp. 4.25%, 01/15/2034(a)	309	252,768

DISH DBS Corp. 5.25%, 12/01/2026(a)(e)(h)	240	238,690
5.75%, 12/01/2028(a)(e)(h)	250	240,985

		732,443

Consumer Cyclical - Entertainment – 0.1%
Wild Rivers Water Park 8.50%, 11/01/2051	1,225	960,507

Services – 0.0%
Trousdale Issuer LLC Series A 6.50%, 04/01/2025(e)(g)(i)(l)	159	1,896

		1,694,846

Utility – 0.1%
Electric – 0.0%
Vistra Corp. 7.00%, 12/15/2026(a)(o)	225	226,019

Other Utility – 0.1%
YMCA of Greater New York 2.303%, 08/01/2026	505	505,000
		731,019

Total Corporates - Non-Investment Grade (cost $2,739,849)		2,425,865

ASSET-BACKED SECURITIES – 0.0%
Autos - Fixed Rate – 0.0%
Lendbuzz Securitization Trust Series 2023-1A, Class A2 6.92%, 08/15/2028(a)	233	234,879

Other ABS - Fixed Rate – 0.0%
Domino’s Pizza Master Issuer LLC Series 2021-1A, Class A2I 2.662%, 04/25/2051(a)	195	184,475

Total Asset-Backed Securities (cost $427,965)		419,354

Company	Shares	U.S. $ Value

WARRANTS – 0.0%
Industrials – 0.0%
Construction & Engineering – 0.0%
DesertXpress Enterprises LLC, expiring 12/31/2026(e)(g)(i)(p) (cost $0)	41,330	$61,995

PREFERRED STOCKS – 0.0%
Utility – 0.0%
Electric – 0.0%
AES Guayama Holdings 0.00%(e)(g)(i) (cost $96,593)	5,418	15,766

SHORT-TERM INVESTMENTS – 1.3%
Investment Companies – 1.3%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 3.51%(q)(r)(s) (cost $19,186,422)	19,186,422	19,186,422

Total Investments – 106.1% (cost $1,600,361,718)(t)		1,577,261,781
Other assets less liabilities – (6.1)%		(90,655,097)

Net Assets – 100.0%		$1,486,606,684

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at July 31, 2026	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Buy Contracts
CDX-NAHY Series 46, 5 Year Index, 06/20/2031*	(5.00)%	Quarterly	3.12%	USD22,473	$(1,834,372)	$(818,569)	$(1,015,803)

*	Termination date.

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	4,170	10/15/2028	CPI#	3.020%	Maturity	$23,417	$—	$23,417
USD	35,600	10/15/2029	2.545%	CPI#	Maturity	377,787	—	377,787
USD	23,600	10/15/2030	2.615%	CPI#	Maturity	105,908	—	105,908
USD	5,250	10/15/2030	CPI#	2.840%	Maturity	31,585	—	31,585

						$538,697	$—	$538,697

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	24,800	06/15/2033	1 Day SOFR	4.004%	Annual	$(324,422)	$—	$(324,422)
USD	15,200	09/25/2035	3.587%	1 Day SOFR	Annual	851,123	—	851,123
USD	10,900	10/25/2035	3.521%	1 Day SOFR	Annual	671,766	—	671,766

						$1,198,467	$—	$1,198,467

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Bank of America NA	USD	2,000	08/10/2026	MMD 10 Year^	3.580%	Maturity	$42,661	$—	$42,661
Bank of America NA	USD	5,000	09/18/2026	MMD 5 Year^	2.480%	Maturity	(120,597)	—	(120,597)
Bank of America NA	USD	5,000	04/14/2027	MMD 10 Year^	3.320%	Maturity	(160,165)	—	(160,165)
Bank of America NA	USD	5,000	06/07/2027	MMD 5 Year^	2.920%	Maturity	(73,144)	—	(73,144)
Citibank NA	USD	2,220	10/09/2029	1.125%	1 Week SIFMA*	Quarterly	119,600	—	119,600
JPMorgan Chase Bank NA	USD	5,000	12/02/2026	MMD 5 Year^	2.680%	Maturity	(89,349)	—	(89,349)
JPMorgan Chase Bank NA	USD	5,000	01/13/2027	MMD 5 Year^	2.520%	Maturity	(138,044)	—	(138,044)
JPMorgan Chase Bank NA	USD	5,000	02/10/2027	MMD 5 Year^	2.600%	Maturity	(124,552)	—	(124,552)
JPMorgan Chase Bank NA	USD	5,000	02/18/2027	MMD 5 Year^	2.540%	Maturity	(140,943)	—	(140,943)
JPMorgan Chase Bank NA	USD	5,000	03/01/2027	MMD 5 Year^	2.540%	Maturity	(155,993)	—	(155,993)
JPMorgan Chase Bank NA	USD	5,000	04/22/2027	MMD 5 Year^	2.850%	Maturity	(79,877)	—	(79,877)
Royal Bank of Canada	USD	5,000	10/13/2026	MMD 5 Year^	2.610%	Maturity	(95,468)	—	(95,468)
Royal Bank of Canada	USD	3,000	03/29/2027	MMD 10 Year^	3.600%	Maturity	(10,571)	—	(10,571)
Royal Bank of Canada	USD	5,000	06/28/2027	MMD 5 Year^	2.970%	Maturity	(65,738)	—	(65,738)
Royal Bank of Canada	USD	2,000	07/07/2027	MMD 10 Year^	3.370%	Maturity	(69,221)	—	(69,221)

							$(1,161,401)	$—	$(1,161,401)

^	Variable interest rate based on the Municipal Market Data AAA General Obligation Scale.
*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At July 31, 2026, the aggregate market value of these securities amounted to $280,610,414 or 18.9% of net assets.

(b)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund (see PublishingCrossReference).
(c)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at July 31, 2026.
(d)	When-Issued or delayed delivery security.
(e)	Non-income producing security.

(f)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.98% of net assets as of July 31, 2026, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Arizona Industrial Development Authority (Legacy Cares, Inc.) Series 2020 7.75%, 07/01/2050	08/12/2020 - 07/20/2022	$ 1,072,667	$-0-	0.00%
Brazoria County Industrial Development Corp (AM Winddownco LLC) 10.00%, 06/01/2042	06/08/2022	459,352	47	0.00%
County of Montgomery OH (Trousdale Foundation Obligated Group) Series 2018-A 6.25%, 04/01/2049	04/07/2020	41,277	941	0.00%
Douglas County Housing Partnership (Douglas County Housing Partnership) 5.375%, 01/01/2041	01/14/2021	153,138	10,415	0.00%
Housing & Redevelopment Authority of The City of St. Paul Minnesota (Minnesota Math & Science Academy) Series 2021 4.00%, 06/01/2051	07/14/2021 - 03/07/2025	155,328	129,341	0.01%
Housing & Redevelopment Authority of The City of St. Paul Minnesota (Minnesota Math & Science Academy) Series 2021 4.00%, 06/01/2056	07/14/2021	101,506	54,302	0.00%
Illinois Housing Development Authority (Drexel Court & Lake Park East) Series 2024 5.67%, 11/01/2038	10/19/2022	955,000	929,403	0.06%
Indiana Finance Authority (Brightmark Plastics Renewal Indiana) Series 2019 7.00%, 03/01/2039	03/29/2019 - 06/09/2022	941,757	107	0.00%
Indiana Finance Authority (Parkview Health System Obligated Group) Series 2024-B 3.265%, 11/01/2046	06/24/2024	9,540,000	9,513,276	0.64%
Knox County Industrial Development Board (Tompaul Knoxville LLC) Series 2022 9.25%, 11/01/2042	11/25/2022	200,000	169,269	0.01%
Knox County Industrial Development Board (Tompaul Knoxville LLC) Series 2022 9.5%, 11/01/2052	11/25/2022 - 06/13/2025	414,628	334,758	0.03%
Last Step Recycling LLC (Last Step Recycling LLC) 9.5%, 12/15/2028	03/26/2025 - 06/16/2026	168,058	168,057	0.01%
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd (Trousdale Foundation Obligated Group) Series 2018-A 6.25%, 04/01/2049	08/29/2018	106,436	1,270	0.00%
Mississippi Business Finance Corp. (Alden Group Renewable Energy Mississippi) Series 2022 8.00%, 12/01/2029	12/13/2022	494,687	25,000	0.00%
New Hope Cultural Education Facilities Finance Corp. (Dwyer Workforce Development) Series 2023 8.50%, 09/01/2027	02/03/2023	710,000	710,038	0.05%
South Carolina Jobs-Economic Development Authority (Last Step Recycling LLC) Series 2021 6.25%, 06/01/2040	07/20/2022	84,555	11,000	0.00%
South Carolina Jobs-Economic Development Authority (Last Step Recycling LLC) Series 2021 6.50%, 06/01/2051	06/16/2021 - 10/20/2022	269,304	33,000	0.00%
Virginia Small Business Financing Authority (Total Fiber Recovery @ Chesapeake) Series 2022 8.041%, 06/01/2029	06/08/2022	530,000	121,900	0.01%

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Virginia Small Business Financing Authority (Total Fiber Recovery @ Chesapeake) Series 2022 8.50%, 06/01/2042	06/08/2022	$ 615,000	$ 141,450	0.01%
West Virginia Economic Development Authority (Wyoming County Coal LLC) Series 2023 9.00%, 06/01/2038	05/31/2023	1,000,000	600,000	0.04%
Wisconsin Public Finance Authority (Catholic Bishop of Chicago/The) Series 2021 5.75%, 07/25/2041	08/03/2021	1,000,000	892,273	0.06%
Wisconsin Public Finance Authority (Crossroads Health Project) Series 2023 8.00%, 07/01/2053	07/10/2023	1,000,000	778,543	0.05%
Wisconsin Public Finance Authority (KDC Agribusiness LLC) Series 2022 15.00%, 04/30/2023	11/10/2022	600,000	-0-	0.00%
Wisconsin Public Finance Authority (KDC Agribusiness LLC) Series 2023 15.00%, 04/30/2023	03/16/2023	175,000	2	0.00%

(g)	Fair valued by the Adviser.
(h)	Defaulted.
(i)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(j)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at July 31, 2026.
(k)	IO - Interest Only.
(l)	Defaulted matured security.
(m)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at July 31, 2026.
(n)

Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(o)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(p)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
DesertXpress Enterprises LLC 12/31/2026	11/28/2025 - 12/16/2025	$-0-	$61,995	0.01%

(q)	The rate shown represents the 7-day yield as of period end.
(r)	Affiliated investments.
(s)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(t)

As of July 31, 2026 the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $15,878,103 and gross unrealized depreciation of investments was $(39,418,080), resulting in net unrealized depreciation of $(23,539,977).

As of July 31, 2026, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 4.1% and 0.0%, respectively.

Glossary:

ABS – Asset-Backed Securities

AG – Assured Guaranty Inc.

AMT – Alternative Minimum Tax (subject to)

BAM – Build American Mutual

CCRC – Congregate Care Retirement Center

CDX-NAHY – North American High Yield Credit Default Swap Index

CHF – Collegiate Housing Foundation

CMBS – Commercial Mortgage-Backed Securities

CME – Chicago Mercantile Exchange

COP – Certificate of Participation

FHLMC – Federal Home Loan Mortgage Corporation

ID – Improvement District

MMD – Municipal Market Data

MUNIPSA – SIFMA Municipal Swap Index.

OSF – Order of St. Francis

SD – School District

SOFR – Secured Overnight Financing Rate

UPMC – University of Pittsburgh Medical Center

AB Tax-Aware Fixed Income Opportunities Portfolio

July 31, 2026 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2026:

Investments in Securities:	Level 1	Level 2	Level 3		Total
Assets:
Long-Term Municipal Bonds	$-0-	$1,448,995,156	$180,732	(a)	$1,449,175,888
Short-Term Municipal Notes	-0-	92,983,760	-0-		92,983,760
Corporates - Investment Grade	-0-	4,950,239	-0-		4,950,239
Commercial Mortgage-Backed Securities	-0-	4,414,947	-0-		4,414,947
Collateralized Mortgage Obligations	-0-	3,627,545	-0-		3,627,545
Corporates - Non-Investment Grade	-0-	2,423,969	1,896		2,425,865
Asset-Backed Securities	-0-	419,354	-0-		419,354
Warrants	-0-	-0-	61,995		61,995
Preferred Stocks	-0-	-0-	15,766		15,766
Short-Term Investments	19,186,422	-0-	-0-		19,186,422

Total Investments in Securities	19,186,422	1,557,814,970	260,389	(a)	1,577,261,781
Other Financial Instruments(b):
Assets:
Centrally Cleared Inflation (CPI) Swaps	-0-	538,697	-0-		538,697
Centrally Cleared Interest Rate Swaps	-0-	1,522,889	-0-		1,522,889

Investments in Securities:	Level 1	Level 2	Level 3		Total
Interest Rate Swaps	$-0-	$162,261	$-0-		$162,261
Liabilities:
Centrally Cleared Credit Default Swaps	-0-	(1,834,372)	-0-		(1,834,372)
Centrally Cleared Interest Rate Swaps	-0-	(324,422)	-0-		(324,422)
Interest Rate Swaps	-0-	(1,323,662)	-0-		(1,323,662)

Total	$19,186,422	$1,556,556,361	$260,389	(a)	$1,576,003,172

The Fund holds liabilities for floating rate note obligations which are not reflected in the table above. The fair value of the Fund’s liabilities for floating rate note obligations approximates their liquidation values. Floating rate note obligations are generally classified as level 2.

(a)	The Fund held securities with zero market value at period end.

(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended July 31, 2026 is as follows:

Fund	Market Value 10/31/2025 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 7/31/2026 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$33,334	$347,827	$361,975	$19,186	$947